As filed with the Securities and Exchange Commission on November 13, 1997.

                                                      Registration Nos. 33-37883
                                                                        811-6231
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                            ------------------------

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|
                       POST-EFFECTIVE AMENDMENT No. 11                       |X|
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|
                              AMENDMENT No. 13                               |X|
                        (Check appropriate box or boxes)


                            ------------------------

                                GIAC FUNDS, INC.
                                    Formerly
                                 GBG FUNDS, INC.
                                    formerly
                     BAILLIE GIFFORD INTERNATIONAL FUND, INC
               (Exact Name of Registrant as Specified in Charter)

                 C/O THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                   201 PARK AVENUE SOUTH, NEW YORK, NEW YORK          10003
                    (Address of Principal Executive Offices)        (Zip Code)
                  Registrant's Telephone Number: (212) 598-8259

                            ------------------------

                                                       Copy to:
       Richard T. Potter, Jr., Esq.             Cathy G. O'Kelly, Esq.
       c/o The Guardian Insurance          Vedder, Price, Kaufman & Kammholz
         & Annuity Company, Inc                222 North LaSalle Street
         201 Park Avenue South                  Chicago, Illinois 60601
        New York, New York 10003
(Name and Address of Agent for Service)

                            ------------------------

      It is proposed that this filing will become effective (check appropriate box):


            |X| immediately upon filing pursuant to paragraph (b) of Rule 485 |_| on (date) pursuant to paragraph (b) of Rule 485
            |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 |_| on (date) pursuant to paragraph (a)(1) of Rule 485
            |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485 |_| on (date) pursuant to paragraph (a)(2) of Rule 485.


      If appropriate, check the following box:

            |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

      The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on February 26, 1997.

================================================================================

                       BAILLIE GIFFORD INTERNATIONAL FUND
                      BAILLIE GIFFORD EMERGING MARKETS FUND
                        THE GUARDIAN SMALL CAP STOCK FUND


                              Cross Reference Sheet
           (as required by Rule 495 under the Securities Act of 1933)

Form N-1A Item No.                                                           Location in the Baillie Gifford International Fund
                                                                             and Baillie Gifford Emerging Markets Fund Prospectus
Part A

Item 1.     Cover Page....................................................   Cover Page
Item 2.     Synopsis......................................................   Summary of the Prospectus
Item 3.     Condensed Financial Information...............................   Financial Highlights
Item 4.     General Description of Registrant.............................   Investment Objective and Policies; Risk
                                                                               Considerations; Special Investment
                                                                               Techniques; Miscellaneous Information
Item 5.     Management of the Fund........................................   Structure and Management of the Fund
Item 5A.    Management's Discussion of Fund Performance...................   Performance Results
Item 6.     Capital Stock and Other Securities............................   Dividends, Distributions and Taxes;
                                                                               Miscellaneous Information
Item 7.     Purchase of Securities Being Offered..........................   Purchase and Redemption of Shares;
                                                                               Calculation of Net Asset Value
Item 8.     Redemption or Repurchase......................................   Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings.....................................   Not Applicable


                                                                             Location in the Guardian Small Cap Stock Fund
                                                                             Prospectus
Part A

Item 1.     Cover Page....................................................   Cover Page
Item 2.     Synopsis......................................................   Summary of the Prospectus

Item 3.     Condensed Financial Information...............................   N/A

Item 4.     General Description of Registrant.............................   Investment Objective and Policies; Risk Considerations;
                                                                              Miscellaneous Information
Item 5.     Management of the Fund........................................   Fund Management and the Investment Adviser
Item 5A.    Management's Discussion of Fund Performance...................   Performance Results
Item 6.     Capital Stock and Other Securities............................   Dividends, Distributions and Taxes; Miscellaneous
                                                                               Information
Item 7.     Purchase of Securities Being Offered..........................   Purchase and Redemption of Shares; Calculation of Net
                                                                               Asset Value
Item 8.     Redemption or Repurchase......................................   Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings.....................................   Not Applicable

Part B

Item 10.    Cover Page....................................................   Cover Page
Item 11.    Table of Contents.............................................   Table of Contents
Item 12.    General Information and History...............................   Not Applicable
Item 13.    Investment Objectives and Policies............................   Investment Restrictions; Special
                                                                               Investment Techniques - International Fund and
                                                                               Emerging Markets Fund; Special Investment Techniques-
                                                                               International Fund, Emerging Markets Fund and
                                                                               Small Cap Stock Fund
Item 14.    Management of the Registrant..................................   Fund Management
Item 15.    Control Persons and Principal Holders of Securities...........   GIAC and Other Fund Affiliates
Item 16.    Investment Advisory and Other Services........................   Investment Manager, Sub-Investment
                                                                               Manager and Distributor; Custodian
                                                                               and Transfer Agent; Independent
                                                                               Auditors and Financial Statements
Item 17.    Brokerage Allocation and Other Practices......................   Portfolio Transactions and Brokerage
Item 18.    Capital Stock and Other Securities............................   Fund Capitalization and Expenses
Item 19.    Purchase, Redemption and Pricing of Securities Being Offered..   Not Applicable
Item 20.    Tax Status....................................................   Taxes
Item 21.    Underwriters..................................................   Investment Manager, Sub-Investment
                                                                               Manager and Distributor
Item 22.    Calculation of Performance Data...............................   Performance Results
Item 23.    Financial Statements..........................................   Independent Auditors and Financial
                                                                               Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                        The Guardian Small Cap Stock Fund

                       Supplement dated November 13, 1997
                        to Prospectus dated May 1, 1997

Financial Highlights

     The following table provides information about the financial history of The Guardian Small Cap Stock Fund (the "Small Cap Fund"). It is based on a single share of the Small Cap Fund outstanding for the period ended September 30, 1997. The table is part of the Small Cap Fund's financial statements for the period ended September 30, 1997, included in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference in the Prospectus. The information in the table is unaudited.

================================================================================
                                                                 Period from
                                                                   April 2,
                                                                   1997+ to
                                                              September 30, 1997
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $     10.00
--------------------------------------------------------------------------------
Income from investment operations
  Net investment income/(loss)                                          0.02
  Net realized and unrealized gain/(loss)
    on investments                                                      4.21
--------------------------------------------------------------------------------
  Net increase/(decrease)
    from investment operations                                          4.23
--------------------------------------------------------------------------------
Distributions to shareholders
  Dividends from net investment income                                    --
  Distributions in excess of net investment income                        --
  Distributions from net realized gain on investments                     --
--------------------------------------------------------------------------------
Net asset value, end of period                                   $     14.23
--------------------------------------------------------------------------------
 Total return*                                                         17.60%
================================================================================
Ratios/supplemental data:
  Net assets, end of period (000's omitted)                      $    62,122
  Ratio of expenses to average net assets                               0.98%(a)
  Ratio of net investment income to average
    net assets                                                          0.54%(a)
  Portfolio turnover                                                      11%
  Average rate of commissions paid                               $     0.039
================================================================================

----------
+     Commencement of operations.
* Total returns do not reflect the effects of charges deducted pursuant to the terms of variable contracts issued by The Guardian Insurance & Annuity Company, Inc. Inclusion of such charges would reduce the total return for the period shown.
(a)   Annualized.

The following documents are hereby incorporated by reference into this Post-Effective Amendment to the Registration Statement of GIAC Funds, Inc.:

      1. The current prospectus, dated May 1, 1997, of each of Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund; and

      2. The current prospectus, dated May 1, 1997, of The Guardian Small Cap Stock Fund.

                       BAILLIE GIFFORD INTERNATIONAL FUND
                      BAILLIE GIFFORD EMERGING MARKETS FUND
                        THE GUARDIAN SMALL CAP STOCK FUND

                                  ------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1997
                      as supplemented to November 13, 1997


                                  ------------

     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund and the Prospectus of The Guardian Small Cap Stock Fund dated May 1, 1997. The Funds are diversified series funds of GIAC Funds, Inc. (the "Company"). The series funds are referred to in this Statement of Additional Information as the "Funds" and each separately as a "Fund". A free copy of the Prospectus may be obtained by writing to the Fund, c/o The Guardian Insurance & Annuity Company, Inc., 201 Park Avenue South, New York, New York 10003 or by telephoning 1-800-221-3253. Please retain this document for future reference.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

   Investment Restrictions............................................     B-2
   Investment Objective and Policies..................................     B-5
   Special Investment Techniques - International Fund
     and Emerging Markets Fund........................................     B-5
   Special Investment Techniques - International Fund,
     Emerging Markets Fund and Small Cap Stock Fund...................     B-10
   Portfolio Transactions and Brokerage...............................     B-10
   Company Management.................................................     B-12
   Investment Advisers, Sub-Investment Adviser and Distributor........     B-15
   GIAC and Other Fund Affiliates.....................................     B-18
   Taxes..............................................................     B-18
   Performance Results................................................     B-19
   Fund Capitalization and Expenses...................................     B-21
   Purchase and Redemption of Shares..................................     B-21
   Custodian and Transfer Agent.......................................     B-22
   Legal Opinion......................................................     B-22
   Independent Auditors and Financial Statements......................     B-22

                             INVESTMENT RESTRICTIONS

     The International Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of the outstanding voting securities of a Fund means the lesser of the vote of (a) 67% or more of the shares of the Fund present at a meeting where more than 50% of the outstanding voting shares are present in person or by proxy, or (b) more than 50% of the outstanding voting shares of the Fund. The investment restrictions of the International Fund listed below have also been adopted by the Emerging Markets Fund. Under the 1940 Act, certain investment restrictions for the Emerging Markets Fund can only be changed with the approval of the holders of a majority of the outstanding shares of the Fund. These restrictions are designated by an asterisk. The other investment restrictions of the Emerging Markets Fund are non-fundamental policies which can be changed with respect to the Fund with the approval of a majority of the Board of Directors and without shareholder approval. The Small Cap Stock Fund has also adopted certain investment restrictions some of which can only be changed with the approval of the holders of a majority of the outstanding shares of the Fund as indicated below, and the remainder of which are non-fundamental. All percentage restrictions on investments apply at the time of the making of the investment and shall not be considered to violate the limitations unless, immediately after or as a result of the investment, an excess or deficiency of the restrictions occurs. A later increase or decrease beyond a specified limit that results from a change in value or net assets shall not constitute a violation of the applicable restriction.

The International Fund and the Emerging Markets Fund

     The following investment restrictions provide that the International Fund and the Emerging Markets Fund may not:

     *1. Borrow money, except that the Fund may borrow from banks up to 20% of the value of its total assets as a temporary measure for extraordinary or emergency needs, for example, to enable the Fund to meet redemption requests or to settle transactions on different stock markets where different settlement dates apply which might otherwise require the sale of portfolio securities at a time when it would not be in a Fund's best interests to do so. Up to 5% of the Fund's total assets may be borrowed from non-banking institutions. The Fund may not, however, borrow money for investment purposes.

     *2. Mortgage, pledge or hypothecate more than 5% of the value of the Fund's total assets, and then only to secure borrowings effected within the above restriction. Neither the deposit in escrow of underlying securities in connection with the writing of call options, nor the deposit in escrow of U.S. Treasury bills in connection with the writing of put options, nor the deposit of cash and cash equivalents in a segregated account with the Fund's custodian or in a margin account with a broker in connection with futures transactions, options transactions, nor the writing of call and put options in spread transactions, is deemed to be a pledge.

     *3. Make loans of money or portfolio securities, except through the purchase of debt obligations and repurchase agreements in which the Fund may invest consistent with its investment objective and policies.

     *4. Purchase any securities if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of issuers in the same industry. There is no limitation as to the Fund's investments in obligations issued by U.S. branches of domestic banks or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. For purposes of this restriction, the obligations of each foreign government are deemed to constitute an industry.

     *5. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. (This restriction does not apply to obligations issued or guaranteed by the U.S. or foreign governments, or their respective agencies or instrumentalities.)

     6. Invest more than 10% of the value of its total assets in warrants or more than 2% of such value in warrants which are not listed on the New York Stock Exchange, American Stock Exchange, or one of the major foreign stock exchanges, except that warrants attached to other securities in which the Funds invest are not subject to these limitations.

     7. Invest more than 10% of the value of the net assets of the International Fund or 15% of the net assets of the Emerging Markets Fund in securities that are not readily marketable or which are restricted as to disposition under the U.S. securities laws or otherwise. This restriction shall not apply to securities purchased or sold pursuant to Rule 144A under the Securities Act of 1933. This restriction will apply to repurchase agreements maturing in more than seven days. This restriction will also apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held in a Fund's portfolio. To the extent that securities received under these circumstances, together with other securities considered illiquid by the staff of the Securities and Exchange Commission ("SEC") or by the Company's Board, exceed the applicable percentage of the value of the Fund's total assets, the Fund will attempt to dispose of them in an orderly fashion in order to reduce its holdings in such securities to less than the applicable threshold.

     *8. Engage in the underwriting of the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933 in selling its portfolio securities.

     9. Purchase securities of other U.S. or foreign investment companies, except that the Fund may make such a purchase (a) in the open market provided that immediately thereafter (i) not more than 10% of the Fund's total assets would be invested in such securities; (ii) not more than 5% of the Fund's total assets would be invested in securities of any one investment company; and (iii) not more than 3% of the total outstanding voting stock of any one investment company would be owned by the Fund, or (b) as part of an offer of exchange, reorganization or as a dividend.

     10. Purchase securities on margin, sell securities short, maintain a short position or participate on a joint or a joint and several basis in any trading account in securities, except that the Funds may (i) obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; (ii) purchase or sell futures contracts; and (iii) deposit or pay initial or variation margin in connection with financial futures contracts or related options transactions.

     11. Purchase or sell put options, call options, or combinations thereof, except that the Funds may (i) write covered call and secured put options and enter into closing purchase transactions with respect to such options, (ii) purchase put and call options, provided that the premiums on all outstanding options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options; and (iii) engage in financial futures contracts and related options transactions to seek to hedge against either a decline in the value of securities included in the Fund's portfolio or an increase in the price of securities which the Fund plans to purchase in the future, or to increase the current return of its portfolio by writing covered call or covered put options, as each is described under the "Special Investment Techniques" sections of the Company's Prospectus and Statement of Additional Information.

     *12. Purchase or sell commodities or commodity contracts, except that the Funds may enter into financial futures contracts, options contracts, options on futures contracts and forward foreign currency exchange contracts as described in the "Special Investment Techniques" sections of the Company's Prospectus and Statement of Additional Information.

     *13. Purchase or sell real estate (although it may purchase securities of issuers that engage in real estate operations, securities that are secured by interests in real estate, or securities that represent interests in real estate, including real estate investment trusts).

     14. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Funds may invest in the securities of companies which invest in or sponsor such programs.

     15. Purchase or retain the securities of any issuer if, to the knowledge of the Company, the officers, directors and employees of the Company or of the Company's investment manager or sub-investment manager who individually own more than one half of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer.

     16. Purchase securities for the purpose of exercising control over another company.

     *17. Issue any "senior securities" as defined in the 1940 Act (except for engaging in futures and options transactions as well as any other investment techniques described in the Prospectus or Statement of Additional Information, and except for borrowing subject to the restrictions set forth under Investment Restriction 1, above).

The Small Cap Stock Fund

     The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. The following investment restrictions provide that the Small Cap Stock Fund may not:

     1. As to 75% of the Fund's total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities and investment companies) if as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in the securities of a single issuer.

     2. Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

     3. Borrow money, except that the Fund may (i) borrow up to 5% of the value of its total assets (not including the amount borrowed) for temporary or emergency needs; and (ii) engage in reverse repurchase agreements or other transactions which may involve a borrowing from banks or other persons, provided that the aggregate amount involved in all such transactions shall not exceed 33% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

     4. Mortgage, pledge or hypothecate more than 5% of the value of its total assets and then only to secure borrowings effected within the above restriction;

     5. Make loans to other persons except for loans of portfolio securities and except through the purchase of debt obligations and repurchase agreements in which the Fund may invest, consistent with its investment objectives and policies, provided that repurchase agreements maturing in more than seven days, when taken together and at current value, may not exceed 15% of the Fund's net assets;

     6. Purchase any securities other than the obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry (there is no limitation as to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities);

     7. Engage in the underwriting of the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of portfolio securities;

     8. Purchase or sell real estate (although it may purchase securities of issuers that engage in real estate operations as well as readily marketable interests such as real estate investment trusts and readily marketable securities of companies which invest in real estate);

     9. Write, purchase or sell puts, calls, or combinations thereof;

     10. Purchase or sell commodities or commodity contracts;

     11. Issue any senior securities except as permitted under the Investment Company Act of 1940.

     The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Directors without shareholder approval. The Fund may not:

     12. Invest more than 5% of the value of its total assets in warrants or more than 2% of such value in warrants which are not listed on the New York or American Stock Exchanges, except that warrants attached to other securities are not subject to these limitations;

     13. Purchase securities restricted as to resale if, as a result, (i) more than 10% of the Fund's total assets would be invested in such securities, or
(ii) more than 5% of the Fund's total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

     14. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and (c) above;

     15. Invest in securities of other registered investment companies;

     16. Purchase securities on margin or sell securities short, or participate on a joint or a joint and several basis in any trading account in securities;

     17. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

     18. Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, the officers, directors and employees of the Fund or of the Adviser who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; and

     19. Purchase securities for the purpose of exercising control over another company.

                        INVESTMENT OBJECTIVE AND POLICIES

     As described in the Prospectus, each Fund is permitted to invest in convertible securities. Convertible securities are bonds or preferred stock issues, which may be converted at a stated price within a specified period of time into a specific number of shares of common stock of the same or a different issuer. Convertible securities also have characteristics similar to non-convertible debt securities in that they ordinarily provide income with generally higher yields than those of common stock of the same or a similar issuer. However, convertible securities are usually subordinated to non-convertible debt securities. Convertible securities carry the potential for capital appreciation should the value of the underlying common stock increase, but they are subject to a lesser risk of a decline in value, relative to the underlying common stock, due to their fixed-income nature. Due to the conversion feature, however, the interest rate or dividend rate on convertible securities is generally less than would be the case if the securities were not convertible.

     In evaluating a convertible security for a Fund, Guardian Baillie Gifford Limited, the investment adviser of the International Fund and the Emerging Markets Fund, or BG Overseas Limited, the sub-investment adviser of the International Fund and the Emerging Markets Fund ("BG Overseas"), or Guardian Investor Services Corporation, the investment adviser of the Small Cap Stock Fund, looks primarily at the attractiveness of the underlying common stock and at the fundamental business strengths of the issuer. Other factors considered include the yield of the convertible security in relation to the yield of the underlying common stock, the premium over investment value and the degree of call protection.

             SPECIAL INVESTMENT TECHNIQUES - INTERNATIONAL FUND AND
                             EMERGING MARKETS FUND

     The Prospectus for the International Fund and the Emerging Markets Fund describes the investment objective of each of the Funds, as well as certain investment policies and investment techniques which the Funds may employ in an effort to achieve their respective investment objectives. The following discussion supplements the section entitled "Special Investment Techniques" contained in the International Fund and Emerging Markets Fund Prospectus. There can be no assurance that these techniques will enable the Funds to achieve their investment objectives.

     Forward Foreign Currency Transactions. The foreign securities held by the Funds will usually be denominated in foreign currencies and the Funds may temporarily hold foreign currency in connection with such investments. As a result, the value of the assets held by a Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The Funds may enter into forward foreign currency exchange contracts ("forward currency contracts") in an effort to control some of the uncertainties of foreign currency exchange rate fluctuations. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Funds will not engage in forward currency contracts for speculation, but only as an attempt to hedge against changes in currency exchange rates affecting the values of securities which a Fund holds or intends to purchase. Thus, the Funds will not enter into a forward currency contract if such contract would obligate that Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

     A Fund will normally be expected to use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, a Fund could effectively fix the maximum cost of those securities by purchasing or selling a foreign currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, the Funds can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the foreign currency contract, during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The Funds may also use forward currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if a Fund held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, that Fund may enter into a foreign currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

     Upon the maturity of a forward currency transaction, a Fund may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction which involves the purchase or sale of an offsetting contract. An offsetting contract terminates the Fund's contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Fund realizes gains or losses as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved changed between the time of the execution of the original forward currency contract and the offsetting contract.

     The use of forward currency contracts to protect the value of securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities a Fund owns or intends to acquire, but it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to the Funds will depend on the ability of the Funds' investment manager to accurately predict future currency exchange rates.

     Options on Securities. A Fund may write (sell) covered call options so long as it owns securities which are acceptable for the purpose of covering the outstanding options in the transaction, and may write secured put options, which means that so long as the Funds are obligated as writers of a put option, they will invest an amount not less than the exercise price of the put option in eligible securities (i.e., cash or cash equivalents). These obligations reduce the Funds' flexibility to pursue other investment opportunities while options are outstanding. The Funds may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during or, in some cases at the end of, the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates.

     During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the writer having to deliver the underlying security to the holder of the option at the exercise price, which will likely be lower than the security's value. For the secured put writer, substantial depreciation in the value of the underlying security would result in the exercise of the option by the holder, thereby obligating the writer to purchase the underlying security at the exercise price, which will likely exceed the security's value.

     If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exercise of the call option, the writer realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium. If the secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the investment of the premium.

     The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed monetary spread or yield spread between the security underlying the option and another security that is used as a benchmark. Spread options involve the same risks as are associated with purchasing and selling options on securities generally, as described above. The writer (seller) of a spread option which expires unexercised realizes a gain in the amount of the premium and any interest earned on the investment of the premium. However, if the spread option is exercised, the writer will forego the potential for capital appreciation or incur an unrealized loss to the extent the market value of the underlying security exceeds or is less than the exercise price of such spread option. The purchaser of a spread option incurs costs equal to the amount of the premium paid for such option if the spread option expires unexercised or the associated transaction costs if the purchaser closes out the spread option position.

     The Funds may also purchase options in combination with each other. For example, a Fund may purchase a put option and a call option, each with the same expiration date, on the same underlying security. A Fund will profit from the combination position if an increase or decrease in the value of the underlying security is sufficient for a Fund to profit from exercise of either the call option or the put option. Combined option positions involve higher transaction costs (because of the multiple positions taken) and may be more difficult to open and close out than other option positions.

     The exercise price of an option may be below, equal to, or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times the Funds may seek to establish a position in securities upon which call options are available. By purchasing a call option the Funds are able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

     Stock Index Options. As part of its options transactions, the Funds may also use options on stock indices. Through the writing and purchase of stock index options, the Funds can achieve many of the same objectives as through the use of options on individual securities. Stock index options are similar to options on a particular stock except that, rather than the right to take or make delivery of a security at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash (the "exercise settlement amount") is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash and gain or loss depends on price movements in the market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

     When a Fund writes an option on a stock index, it will be required to cover the option or to segregate assets equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where a Fund writes a call option on a stock index at a time when the exercise price exceeds the contract value, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

     Options on stock indices involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Fund may expire worthless, in which case that Fund would lose the premium paid therefor.

     Financial Futures Contracts. The Funds may enter into interest rate or stock index futures contracts (collectively referred to as "financial futures contracts") primarily to hedge (protect) against anticipated future changes in interest rates or equity market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. A "sale" of a financial futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value called for by the contract at a specified price during a specified delivery period. A "purchase" of a financial futures contract means the undertaking of a contractual obligation to acquire the securities at a specified price during a specified delivery period. When a Fund enters into a financial futures contract, it is required to deposit with its custodian on behalf of the broker a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a financial futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the market price of the financial futures contract fluctuates. At the time of delivery, pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. With respect to stock index futures contracts, settlement is made by means of a cash payment based on any fluctuation in the contract value since the last adjustment in the variation margin was made.

     If a Fund owned long-term bonds and expected interest rates to rise, it could sell interest rate futures contracts. If interest rates did increase, the value of the bond in that Fund would decline, but this decline should be offset in whole or in part by an increase in the value of the Fund's interest rate futures contracts. If, on the other hand, long-term interest rates were expected to decline, a Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time purchasing financial futures contracts on long-term bonds. Thus, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The financial futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

     In some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. There may also be an imperfect correlation between the price movements of the financial futures contracts and price movements of the securities which a Fund owns or intends to purchase. The degree of difference in price movement between financial futures contracts and the securities being hedged depends upon such things as differences between the securities being hedged and the securities underlying the financial futures contracts and variations in speculative market demand for financial futures contracts and securities.

     Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Funds will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits.

     Options on Financial Futures Contracts. The Funds may purchase and write put and call options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a financial futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the financial futures contract to the holder at the exercise price. The Funds would be required to deposit with the Company's custodian initial margin and variation margin with respect to put and call options on financial futures contracts it has written.

     Foreign Currency Futures and Options on Foreign Currency Futures. The Funds may purchase and sell futures contracts on foreign currencies, related options thereon and options on foreign currencies as a hedge against possible variation in foreign exchange rates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. An option on a foreign currency futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a foreign currency futures contract at a specified price at any time during the period of the option. An option transaction on a foreign currency provides the holder with ability to buy or sell a particular currency at a fixed price on a future date, and is used to hedge the currency exchange rate risk on non-U.S. dollar-denominated securities owned by either or both of the Funds, anticipated to be purchased by a Fund, or sold by a Fund but not yet delivered. Options on foreign currencies may be traded on U.S. and foreign exchanges or in the over-the-counter market.

     Foreign currency futures contracts and options on foreign currency futures contracts are traded on boards of trade and futures exchanges. Buyers and sellers of foreign currency futures contracts are subject to the same risks which apply to the use of futures contracts generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with options on foreign currencies, described above. Moreover, the ability to close out positions in options on foreign currency futures contracts is subject to the continuing availability of a liquid secondary market. In order to reduce this risk, the Funds will not purchase or sell options on foreign currency options unless, in the opinion of the Funds' investment manager, a sufficiently liquid secondary market exists so that the risks connected to such options transactions are not greater than the risks associated with the underlying foreign currency futures contract.

     The Funds will only write covered options on foreign currency or foreign currency futures contracts. A put on a foreign currency or foreign currency futures contract written by a Fund will be considered covered if the Fund segregates cash, U.S. government securities or other liquid high-grade debt securities, equal to the average exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by a Fund will be considered covered if the Fund owns short-term debt securities with a value equal to the face amount of the option contract denominated in the currency upon which the call is written.

     The Funds will purchase options on foreign currencies in an attempt to hedge against fluctuations in exchange rates. However, should exchange rates move adversely to the Funds' position, the Funds may forfeit both the entire price of the option plus the related transaction costs.

     Special Considerations Relating to Futures Transactions. Financial futures contracts entail certain risks. If the Manager's judgment about the general direction of interest rates or markets is wrong, the Funds' overall performance may be poorer than if no such contracts had been entered into.

     There may also be an imperfect correlation between movements in prices of financial futures contracts and portfolio securities being hedged. The degree of difference in price movement between financial futures contracts and the securities being hedged depends upon such things as differences between the securities being hedged and the securities underlying the financial futures contracts, and variations in speculative market demand for financial futures contracts and securities. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions, which would reduce the liquidity of the futures market. In addition, because the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Funds' investment manager may still not result in a successful hedging transaction. If this should occur, the Funds could lose money on the financial futures contracts and also on the value of their portfolio securities.

     Engaging in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association ("NFA") nor any domestic (U.S.) exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the exchange may be liquidated by a transaction on the appropriate domestic market. Moreover, applicable laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. Therefore, entities (such as the Funds) which trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, Commodity Futures Trading Commission ("CFTC") regulations, the rules of the NFA or those of a domestic (U.S.) exchange. In particular, monies received from customers for foreign futures or foreign options transactions may not be provided the same protections as monies received in connection with transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the order for the futures contract or option is placed and the time it is liquidated, offset or exercised.

     Applicable U.S. Regulatory Restrictions. To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever one of the Funds purchases a financial futures contract, writes a put option or enters into a delayed-delivery purchase, that Fund will maintain in a segregated account either cash or liquid high-grade securities equal to the value of the contracts. This segregation of assets places a practical limit on the extent to which the Funds may engage in financial futures contracts, write put options, and enter into delayed-delivery transactions.

     To the extent required to comply with CFTC Regulation 4.5 and thereby avoid "commodity pool operator" status, the Funds will not enter into a financial futures contract or purchase an option thereon if immediately thereafter the aggregate initial margin deposits for financial futures contracts held by a Fund plus premiums paid by it for open options on futures would exceed 5% of the liquidation value of the Fund's total assets, taking into account unrealized profits and losses on such contracts. The Funds will not engage in transactions in financial futures contracts or options thereon for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities which a Fund holds or intends to purchase. When financial futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. Whenever financial futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contract held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner plus funds deposited on margin on the contract; and (3) cash proceeds from existing investments due in 30 days.

     Miscellaneous. Several foreign governments permit investments by non-residents only through participation in certain investment companies specifically organized to participate in such markets. Subject to the provisions of the 1940 Act, the Funds may invest in the shares of other investment companies.

     Pursuant to exemptive relief granted to the Funds under the 1940 Act, a portion of the equity and convertible securities which may be acquired by a Fund may be issued by foreign companies that, in each of their most recent fiscal years, derived more than 15% of their gross revenues from their activities as a broker, a dealer, an underwriter or an investment adviser.

     The International Fund may also invest a portion of its assets in unit trusts organized in the United Kingdom (which are analogous to U.S. mutual funds) and which invest in smaller foreign markets than those which the International Fund would ordinarily invest in directly. The International Fund believes investments in such unit trusts will enhance the geographical diversification of the International Fund's assets while reducing the risks associated with investing in certain smaller foreign markets. Investments by the International Fund in such unit trusts will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets. At the present time, the International Fund intends to limit its investments in unit trusts, together with its investments in other investment companies, to no more than 5% of its total assets.

               SPECIAL INVESTMENT TECHNIQUES - INTERNATIONAL FUND,
                 EMERGING MARKETS FUND AND SMALL CAP STOCK FUND

     When-Issued or Delayed-Delivery Securities. The Funds may purchase or sell the securities held in their portfolios on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions involve a commitment by a Fund to purchase or sell particular securities, with payment and delivery to take place at a future date, in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. When a Fund enters into a delayed-delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. The Funds generally have the ability to close out a purchase obligation on or before the settlement date rather than purchase the security.

     To engage in such transactions, the Funds must set aside, in a segregated account, cash or liquid high-grade securities at least equal in value to their commitments to purchase when-issued or delayed-delivery securities. In the case of a sale of securities on a delayed-delivery basis, a Fund must hold the subject portfolio securities in a segregated account while the commitment is outstanding. These obligations to segregate cash or securities will limit a Fund's ability to pursue other investment opportunities.

     To the extent a Fund engages in when-issued or delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities in a manner which is consistent with its investment objective and policies and not for the purpose of either investment leverage or interest rate change speculation. The Funds will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if deemed advisable. It is not expected that the Small Cap Stock Fund will make extensive use of these techniques.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Guardian Baillie Gifford Limited ("GBG") serves as investment adviser of the International Fund and Emerging Markets Fund in accordance with agreements between the Company and GBG. Pursuant to sub-investment management agreements with GBG, BG Overseas serves as the sub-investment adviser to the International and Emerging Markets Funds. Guardian Investor Services Corporation ("GISC") serves as investment adviser of the Small Cap Stock Fund. (GBG, BG Overseas and GISC are collectively referred to as the "Advisers"). GISC and, subject to the monitoring of GBG, BG Overseas, are responsible for decisions relating to the purchase and sale of securities for the Funds, the timing of such purchases and sales, the selection of brokers and dealers to effect transactions and the negotiation of any brokerage commissions. GISC and BG

Overseas intend to effect portfolio transactions for the Funds through dealers, underwriters, or brokers through whom they believe they will obtain the best price and execution available. In connection with over-the-counter transactions, GISC and BG Overseas will attempt to deal with a primary market maker except where they believe better prices and execution are available elsewhere.

     In allocating portfolio transactions to different brokers, consideration is given to brokers which GISC and BG Overseas believe can obtain the best price and execution of orders, and to brokers who furnish statistical data, research and other factual information. GISC and BG Overseas are authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if they consider that the commissions paid for brokerage, research services and other statistical data are appropriate and reasonable for the services rendered. Research services provided by brokers through whom the Funds effect securities transactions may be used by GISC or BG Overseas in servicing all of its accounts, and not all such services may be used by GISC or BG Overseas in connection with the Funds.

     For the years ended December 31, 1994, 1995 and 1996, the International Fund paid brokerage commissions of $754,782, $692,400 and $704,982, respectively. For the period October 17, 1994 (commencement of Fund operations) through December 31, 1994 and the years ended December 31, 1995 and 1996, the Emerging Markets Fund paid brokerage commissions of $98,384, $139,527 and $209,894, respectively. Neither GBG, BG Overseas nor GISC will participate in commissions paid by the Funds to other brokers or dealers and neither party will knowingly accept any reciprocal business directly or indirectly as a result of paying commissions to other brokers or dealers.

     Portfolio turnover rates for the International Fund for the years ended December 31, 1995 and 1996 were 52% and 38%, respectively. For the Emerging Markets Fund, the rates were 52% and 46%, respectively. The Portfolio turnover rate for the Small Cap Stock Fund is anticipated to be between 50% and 75%.

                               COMPANY MANAGEMENT

     The directors and officers of the Company are listed below, together with information about their principal occupations during the past five years and certain other current affiliations. The business address of each director and officer is 201 Park Avenue South, New York, New York 10003 unless otherwise noted below. The Guardian Fund Complex is comprised of (1) the Company, (2) The Guardian Stock Fund, Inc., (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) The Park Avenue Portfolio (a series trust that issues its shares in eight series).

Name, Address and Age               Title              Business History
---------------------               -----              ----------------

Joseph D. Sargent* (59)           Chairman of     Chief Executive Officer, The
                                  the Board         Guardian Life Insurance
                                                    Company of America,
                                                    1/96-present. President and
                                                    Director 1/93-present.
                                                    Executive Vice President
                                                    prior thereto. Director
                                                    (Trustee) of The Guardian
                                                    Insurance & Annuity Company,
                                                    Inc., Guardian Investor
                                                    Services Corporation,
                                                    Guardian Asset Management
                                                    Corporation, Guardian
                                                    Baillie Gifford, Ltd. and
                                                    various mutual funds within
                                                    the Guardian Fund Complex.

John C. Angle* (73)               Director        Retired. Former Chairman of
  3800 South 42nd Street                            the Board and Chief
  Lincoln, Nebraska 68506                           Executive Officer, The
                                                    Guardian Life Insurance
                                                    Company of America; Director
                                                    1/78-present. Director
                                                    (Trustee) of Guardian
                                                    Investor Services
                                                    Corporation from 2/82-2/96
                                                    and The Guardian Insurance &
                                                    Annuity Company, Inc.
                                                    Director (Trustee) of
                                                    various mutual funds within
                                                    the Guardian Fund Complex.

Frank J. Fabozzi, Ph.D. (48)      Director        Adjunct Professor of Finance,
  858 Tower View Circle                             School of Management -- Yale
  New Hope, Pennsylvania 18938                      University 2/94-present;
                                                    Visiting Professor of
                                                    Finance and Accounting,
                                                    Sloan School of Management
                                                    -- Massachusetts Institute
                                                    of Technology prior thereto.
                                                    Editor, Journal of Portfolio
                                                    Management. Director
                                                    (Trustee) of five mutual
                                                    funds within the Guardian
                                                    Fund Complex. Director
                                                    (Trustee) of various
                                                    closed-end investment
                                                    companies sponsored by
                                                    Blackstone Financial
                                                    Management.

Arthur V. Ferrara* (66)           Director        Retired. Chairman of the Board
                                                    of Directors and Chief
                                                    Executive Officer, The
                                                    Guardian Life Insurance
                                                    Company of America
                                                    1/93-12/95; President and
                                                    Chief Executive Officer
                                                    1/89-12/92; President prior
                                                    thereto; Director
                                                    1/81-present. Director
                                                    (Trustee) of Guardian
                                                    Investor Services
                                                    Corporation, Guardian Asset
                                                    Management Corporation, The
                                                    Guardian Insurance & Annuity
                                                    Company, Inc., Gabelli
                                                    Capital Asset Fund and
                                                    various mutual funds within
                                                    the Guardian Fund Complex.

Leo R. Futia* (77)                Director        Retired. Former Chairman of
  18 Interlaken Road                                the Board and Chief
  Greenwich, Connecticut 06830                      Executive Officer, The
                                                    Guardian Life Insurance
                                                    Company of America; Director
                                                    5/70-present. Director
                                                    (Trustee) of The Guardian
                                                    Insurance & Annuity Company,
                                                    Inc., Guardian Investor
                                                    Services Corporation, and
                                                    various mutual funds within
                                                    the Guardian Fund Complex.
                                                    Director (Trustee) of
                                                    various mutual funds
                                                    sponsored by Value Line,
                                                    Inc.

William W. Hewitt, Jr. (68)       Director        Retired. Former Executive Vice
  P.O. Box 2359                                     President, Shearson Lehman
  Princeton, New Jersey 08543                       Brothers, Inc. Director
                                                    (Trustee) of various mutual
                                                    funds within the Guardian
                                                    Fund Complex and various
                                                    mutual funds sponsored by
                                                    Mitchell Hutchins Asset
                                                    Management, Inc. and
                                                    PaineWebber Inc.

*"Interested person," as defined in the 1940 Act.

Name, Address and Age                  Title           Business History
---------------------                  -----           ----------------

Sidney I. Lirtzman, Ph.D. (65)     Director       Professor of Management
  38 West 26th Street                               9/67-present and Acting
  New York, New York 10010                          Dean, School of Business
                                                    2/95-present, City
                                                    University of New York --
                                                    Baruch College. President,
                                                    Fairfield Consulting
                                                    Associates, Inc. Director
                                                    (Trustee) of various mutual
                                                    funds within the Guardian
                                                    Fund Complex.

Carl W. Schafer (61)               Director       President, Atlantic Foundation
  P.O. Box 1164                                     (charitable foundation
  Princeton, New Jersey 08542                       supporting mainly
                                                    oceanographic exploration
                                                    and research). Director of
                                                    Roadway Express (trucking),
                                                    Evans Systems, Inc. (a motor
                                                    fuels, convenience store and
                                                    diversified company), Hidden
                                                    Lake Gold Mines Ltd. (gold
                                                    mining), Electronic Clearing
                                                    House, Inc. (financial
                                                    transactions processing),
                                                    Wainoco Oil Corporation and
                                                    Nutraceutrix Inc.
                                                    (biotechnology). Chairman of
                                                    the Investment Advisory
                                                    Committee of the Howard
                                                    Hughes Medical Institute
                                                    1985-1992. Director
                                                    (Trustee) of five mutual
                                                    funds within the Guardian
                                                    Fund Complex. Director
                                                    (Trustee) of various mutual
                                                    funds sponsored by Mitchell
                                                    Hutchins Asset Management,
                                                    Inc. and PaineWebber, Inc.

Robert G. Smith, Ph.D. (64)        Director       President, Smith Affiliated
  132 East 72nd Street                              Capital Corporation and
  New York, New York 10021                          Director (Trustee) of
                                                    various mutual funds within
                                                    the Guardian Fund Complex.

John M. Smith (60)                 President      Executive Vice President,
                                                    Equity Products 1/95 to
                                                    present, The Guardian Life
                                                    Insurance Company of
                                                    America; Senior Vice
                                                    President prior thereto.
                                                    Director, Guardian Baillie
                                                    Gifford Limited
                                                    11/90-present. Executive
                                                    Vice President and Director,
                                                    The Guardian Insurance &
                                                    Annuity Company, Inc.
                                                    President and Director,
                                                    Guardian Investor Services
                                                    Corporation. Director of
                                                    Guardian Asset Management
                                                    Corporation. President, GBG
                                                    Funds, Inc. Officer of one
                                                    mutual fund within the
                                                    Guardian Fund Complex.

Charles E. Albers                 Senior Vice     Senior Vice President, The
                                  President         Guardian Life Insurance
                                                    Company of America
                                                    1/91-present. Executive Vice
                                                    President of Guardian
                                                    Investor Services
                                                    Corporation and Guardian
                                                    Asset Management
                                                    Corporation. Vice President,
                                                    Equity Securities, The
                                                    Guardian Insurance and
                                                    Annuity Company, Inc.
                                                    Officer of various mutual
                                                    funds within the Guardian
                                                    Fund Complex.

Frank J. Jones                   Executive Vice   Executive Vice President and
                                 President          Chief Investment Officer,
                                                    The Guardian Life Insurance
                                                    Company of America
                                                    1/94-present; Senior Vice
                                                    President and Chief
                                                    Investment Officer
                                                    8/91-12/93. Director,
                                                    Guardian Investor Services
                                                    Corporation and Guardian
                                                    Baillie Gifford Limited.
                                                    Executive Vice President,
                                                    Chief Investment Officer and
                                                    Director, The Guardian
                                                    Insurance and Annuity
                                                    Company, Inc. Director and
                                                    President, Guardian Asset
                                                    Management Corporation.
                                                    Officer of various mutual
                                                    funds within the Guardian
                                                    Fund complex.

Name, Address and Age               Title             Business History
---------------------               -----             ----------------

R. Robin Menzies (43)            Vice President   Partner, Baillie Gifford & Co.
  c/o Baillie Gifford Overseas                      4/81-present. Director,
    Limited                                         Baillie Gifford Overseas
  1 Rutland Court                                   Limited 11/90-present.
  Edinburgh, EH3 8EY,                               Director, Guardian Baillie
  Scotland                                          Gifford Limited
                                                    11/90-present. Officer of
                                                    various mutual funds within
                                                    the Guardian Fund Complex.


Thomas R. Hickey, Jr. (44)       Vice President   Vice President, Equity
                                                    Operations, The Guardian
                                                    Life Insurance Company of
                                                    America 3/92-present; Second
                                                    Vice President and Equity
                                                    Counsel prior thereto. Vice
                                                    President, Administration,
                                                    The Guardian Insurance &
                                                    Annuity Company, Inc., Vice
                                                    President, Guardian Investor
                                                    Services Corporation and
                                                    various mutual funds within
                                                    the Guardian Fund Complex.

Edward H. Hocknell (36)          Vice President   Director, Baillie Gifford
                                                    Overseas Limited
                                                    10/92-present. Director,
                                                    Guardian Baillie Gifford
                                                    Limited 9/95-present.
                                                    Officer of one mutual fund
                                                    within the Guardian Fund
                                                    Complex.

Frank L. Pepe (54)               Treasurer        Vice President and Equity
                                                    Controller, The Guardian
                                                    Life Insurance Company of
                                                    America 1/96-present; Second
                                                    Vice President and Equity
                                                    Controller prior thereto.
                                                    Vice President and
                                                    Controller, The Guardian
                                                    Insurance & Annuity Company,
                                                    Inc. and Guardian Investor
                                                    Services Corporation.
                                                    Officer of various mutual
                                                    funds within the Guardian
                                                    Fund Complex.

Joseph A. Caruso (45)             Secretary       Vice President and Corporate
                                                    Secretary, The Guardian Life
                                                    Insurance Company of America
                                                    1/96-present; Second Vice
                                                    President and Corporate
                                                    Secretary, 1/95-1/96;
                                                    Corporate Secretary
                                                    10/92-12/94. Secretary, The
                                                    Guardian Insurance & Annuity
                                                    Company, Inc., Guardian
                                                    Investor Services
                                                    Corporation, Guardian Asset
                                                    Management Corporation and
                                                    various mutual funds within
                                                    the Guardian Fund Complex.

Richard T. Potter, Jr. (42)       Counsel         Vice President and Equity
                                                    Counsel, The Guardian Life
                                                    Insurance Company of America
                                                    1/96-present; Second Vice
                                                    President and Equity Counsel
                                                    1/93-12/95; Counsel
                                                    1/92-12/92. Vice President
                                                    and Counsel, The Guardian
                                                    Insurance & Annuity Company,
                                                    Inc. and Guardian Investor
                                                    Services Corporation.
                                                    Counsel, Guardian Asset
                                                    Management Corporation and
                                                    various mutual funds within
                                                    the Guardian Fund Complex.

Ann T. Kearney (45)               Controller      Second Vice President, Group
                                                    Pensions, The Guardian Life
                                                    Insurance Company of America
                                                    1/95-present. Assistant Vice
                                                    President and Equity
                                                    Controller 6/94-12/94;
                                                    Assistant Controller prior
                                                    thereto. Second Vice
                                                    President of The Guardian
                                                    Insurance & Annuity Company,
                                                    Inc. and Guardian Investor
                                                    Services Corporation.
                                                    Controller of various mutual
                                                    funds within the Guardian
                                                    Fund Complex.

     The Company pays directors who are not "interested persons" of the Company (as defined in the 1940 Act) directors' fees of $700 per meeting and an annual retainer of $500. Directors who are "interested persons," except Mr. Sargent, receive the same fees, but they are paid by GISC. Mr. Sargent receives no compensation for his service as a Director of the Company. All officers for the Company are employees of The Guardian Life Insurance Company of America ("Guardian Life") or Directors of BG Overseas; they receive no compensation from the Company.

     Each Company Director is also a director of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc. and The Guardian Cash Fund, Inc., and a trustee of The Park Avenue Portfolio, a series trust consisting of The Guardian Park Avenue Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Park Avenue Small Cap Fund and The Guardian Asset Allocation Fund. The Company and the other Funds named in this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Company and the Fund Complex to the Company's Directors for the year ended December 31, 1996.

                               Compensation Table*

                                                                                        Total Compensation
                                                                                         From The Company
                                Aggregate        Accrued Pension or   Estimated Annual   And Other Members
                              Compensation       Retirement Benefits     Benefits             Of The
Name and Title             From the Company***   Paid by the Company  Upon Retirement     Fund Complex**
--------------             -------------------   -------------------  ---------------     --------------
Frank J. Fabozzi
   Director                      $12,000               N/A                  N/A               $28,600
William W. Hewitt, Jr.
   Director                        5,000               N/A                  N/A                35,300
Sidney I. Lirtzman
   Director                        5,000               N/A                  N/A                35,300
Carl W. Schafer
   Director                       15,000               N/A                  N/A                35,300
Robert G. Smith
   Director                       15,000               N/A                  N/A                35,300

* Directors who are "interested persons" of the Company are not compensated by the Company.
**   Includes compensation paid to attend meetings of the Board's Audit
     Committee.

     All issued and outstanding shares of the Funds are legally owned by The Guardian Insurance & Annuity Company, Inc. ("GIAC"), a wholly owned subsidiary of Guardian Life, and are held either directly or for the benefit of contractowners of the variable annuity and variable life insurance contracts issued by GIAC.

     The Company's officers and directors had an aggregate interest of less than 1% in the Funds' outstanding shares as of March 31, 1997.

           INVESTMENT ADVISERS, SUB-INVESTMENT ADVISER AND DISTRIBUTOR

     The Adviser - International Fund and Emerging Markets Fund: Guardian Baillie Gifford Limited. The Adviser, an investment management company registered as a corporation under the laws of Scotland, was formed in November 1990 through a joint venture between GIAC and BG Overseas, a company wholly owned by Baillie Gifford & Co. GIAC owns 51% of the voting shares of the Adviser and may be deemed to be in control of the Adviser. BG Overseas owns the remaining 49% of such shares. The Adviser is registered in the United States with the SEC as an investment adviser under the Investment Advisers Act of 1940 and in the United Kingdom is regulated by the Investment Management Regulatory Organization ("IMRO"). BG Overseas also serves as sub-investment adviser to the Funds (see below).

     Pursuant to Investment Management Agreements ("Management Agreements") between the Adviser and the Company, and subject to the continuous monitoring and supervision of the Company's Board of Directors, the Adviser is responsible for the overall investment management of the Funds' portfolios. Under the terms of the Management Agreements, the Adviser is responsible for all decisions to buy and sell securities for the Funds, furnishes the Board with recommendations with respect to the Funds' investment policies, provides the Board with regular reports pertaining to the implementation and performance of such policies, and maintains certain books and records as required by the 1940 Act and by any other applicable laws and regulations. The Adviser has, in turn, entered into sub-investment management agreements with BG Overseas appointing the latter as sub-investment adviser and delegating to BG Overseas much of the day-to-day management responsibilities for the portfolios of the Funds (see "The Sub-Adviser: Baillie Gifford Overseas Limited" below).

     The Management Agreements were approved by the Company's Board of Directors (including a majority of the directors who are not parties to the Management Agreements or "interested persons" of the Company or of the Adviser) and will continue in full force and effect from year to year, provided their continuance is specifically approved at least annually by vote of the Company's Board of Directors, including a majority of the directors who are not parties to the Management Agreements or "interested persons" of the Company or of the Adviser, cast in person at a meeting called for the purpose of voting on such continuance.

     The Management Agreements provide that the Funds shall pay the Adviser a monthly fee at an annual rate of 0.80% of the average daily net assets of the International Fund and 1.00% of the average daily net assets of the Emerging Markets Fund for the services rendered, the facilities furnished and the expenses assumed by the Adviser. A portion of this fee is payable by the Adviser to BG Overseas as compensation for the services of BG Overseas as sub-investment adviser to the Funds as more fully described below. For the years ended December 31, 1994, 1995 and 1996, the International Fund paid the Manager a total of $2,081,994, $2,430,879 and $3,048,628 in fees, respectively. For the period between October 21, 1994 (commencement of public offering of fund shares) to December 31, 1994 and the years ended December 31, 1995 and 1996 the Emerging Markets Fund paid the Adviser a total of $44,703, $296,572, and $513,410, respectively, in fees.

     The Management Agreements provide that neither the Adviser, nor any of its officers, directors, or employees shall be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Management Agreements relate, except for loss resulting from willful misfeasance or misconduct, willful default, bad faith, or gross negligence in the performance of its or his/her duties on behalf of the Funds or from reckless disregard by the Adviser or any such person of the duties of the Adviser under the Management Agreements.

     The Management Agreements may be terminated, without penalty, at any time by either party upon 60 days' written notice and will terminate automatically upon their assignment. In addition, either party may terminate the Management Agreements immediately in any of the following situations: (1) the other party commits any material breach of its obligations under the Agreement which, if curable, is not remedied within 30 days; (2) the dissolution of the other party; or (3) the termination or expiration of the joint venture agreement between GIAC and BG Overseas.

     In the event that the Management Agreements are terminated and unless they are replaced by other agreements between GIAC and BG Overseas or their affiliates, the continued use of the names "Baillie Gifford International Fund," or "Baillie Gifford Emerging Markets Fund" by the Company is subject to the approval of both GIAC and BG Overseas.

     The Sub-Investment Adviser - International Fund and Emerging Markets Fund:
Baillie Gifford Overseas Limited. BG Overseas acts as the sub-investment adviser to the Company pursuant to sub-investment management agreements ("Sub-Management Agreement") with the Adviser. BG Overseas is registered in the United States with the SEC as an investment adviser under the Investment Advisers Act of 1940 and in the United Kingdom is regulated by IMRO. Pursuant to the Sub-Management Agreements, BG Overseas manages the day-to-day operations of the Funds' portfolios. In so doing, BG Overseas has full discretion to purchase and sell portfolio securities, to select brokers for the execution of such purchases, sales, and to negotiate brokerage commissions, if any, subject to monitoring by the Adviser. The Adviser continually monitors and evaluates the performance of BG Overseas.

     The Sub-Management Agreements were approved by the Company's Board of Directors (including a majority of directors who are not parties to the Sub-Management Agreements or "interested persons" of the Company or the Adviser) and will continue in full force and effect from year to year, provided their continuance is specifically approved at least annually (1) by the Board of Directors of the Adviser and (2) by the Board of Directors of the Company, including approval by a vote of the majority of the directors who are not parties to the Sub-Management Agreements or "interested persons" of the Company or of the Adviser, cast in person at a meeting called for the purpose of voting on such continuance.

     The Sub-Management Agreements provide that the Adviser shall pay BG Overseas a monthly fee at an annual rate of 0.40% of the average daily net assets of the International Fund and 0.50% of the average daily net assets of the Emerging Markets Fund for the services rendered, the facilities furnished and the expenses assumed by BG Overseas. This sub-investment management fee is paid to BG Overseas out of the management fee paid by the Funds to the Adviser. For the years ended December 31, 1994, 1995 and 1996, the Adviser paid BG Overseas a total of $1,040,972, $1,215,440 and $1,524,314 in fees, respectively, for services provided for the International Fund. For the period between October 21, 1994 (commencement of public offering of fund shares) and December 31, 1994 and the years ended December 31, 1995 and 1996, the Adviser paid BG Overseas $22,352, $148,289 and $256,705, respectively, in fees for services provided to the Emerging Markets Fund.

     The Sub-Management Agreements provide that neither BG Overseas, nor any of its officers, directors or employees shall be liable for any error of judgment or mistake of law or for any loss suffered by the Adviser or the Company in connection with the matters to which the Sub-Management Agreements relate, except for loss resulting from willful misfeasance or misconduct, willful default, bad faith, or gross negligence in the performance of its or his/her duties on behalf of the Adviser or the Company or from reckless disregard by BG Overseas or any such person of the duties of BG Overseas under the Sub-Management Agreements.

     The Sub-Management Agreements may be terminated, without penalty, at any time by either party upon 60 days' written notice and will terminate automatically upon their assignment. In addition, either party may terminate the Sub-Management Agreements immediately in any of the following situations: (1) the other party commits any material breach of its obligations under the Agreements which, if curable, is not remedied within 30 days; (2) the dissolution of the other party; or (3) the termination or expiration of the joint venture agreement between GIAC and BG Overseas.

     The Adviser - Small Cap Stock Fund: Guardian Investor Services Corporation ("GISC"). GISC is the investment adviser for the Small Cap Stock Fund. GISC is registered as an investment adviser under the Investment Advisers Act of 1940.

     Under the investment advisory agreement between the Fund and GISC, GISC furnishes investment advice and provides or pays for certain of the Fund's administrative costs. Among the services and facilities provided or paid for by GISC are: office space; clerical staff and recordkeeping; and the services of all Fund personnel, including any fees and expenses of the Trustees who are affiliated with The Guardian Life Insurance Company of America ("Guardian Life"). All other costs and expenses are to be paid by the Funds which GISC advises. However, GISC has agreed to reduce its advisory fee and, if necessary, reimburse any of the Funds which it advises if a Fund's operating expenses exceed the expense limitations imposed by state law. Excluded from such operating expenses are: interest; taxes; brokerage commissions; distribution fees and extraordinary expenses.

     The investment advisory agreement between the Fund and GISC will continue in full force and effect for two years following the date of its execution, or the date of execution of any written modification of this agreement in connection with any other Funds established by the Company that are made subject to the agreement and thereafter, if not terminated, from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of Directors who are not parties to the agreement or "interested persons" of the Fund or of GISC, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.

     If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Fund's continued use of the name "The Guardian Small Cap Stock Fund" is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Small Cap Stock Fund".

     A service agreement between GISC and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GISC needs to perform under the investment advisory agreement. GISC's officers are salaried employees of Guardian Life; they receive no compensation from GISC. GISC reimburses Guardian Life for its expenses under the service agreement.

     The investment advisory agreement provides that neither GISC nor any of its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by GISC or the Fund in connection with the matters to which the investment advisory agreement relates, except for loss resulting from willful misfeasance or misconduct, willful default, bad faith, or gross negligence in the performance of its or his/her duties on behalf of GISC or the Fund or from reckless disregard by GISC or any such person of the duties of GISC under the investment advisory agreement.

     The Distributor: Guardian Investor Services Corporation. Guardian Investor Services Corporation(R) ("GISC") serves as the distributor of shares of the Funds. These shares are continuously offered at net asset value without any sales charge. GISC is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and acts as distributor of the variable annuity and variable life insurance contracts issued by GIAC. GISC receives no compensation from the Company or from purchasers of shares of the Funds for acting as distributor.

                         GIAC AND OTHER FUND AFFILIATES

     As of March 31, 1997, GIAC was the record owner of 22,825,890 shares of the International Fund and 5,761,743 shares of the Emerging Markets Fund. The Guardian Life Insurance Company of America ("Guardian Life") owned beneficially 3,530,786 shares of the International Fund and 2,041,667 shares of the Emerging Markets Fund. Together, the aforementioned shares represent 100% of the outstanding shares of each Fund. As described more fully in "Fund Capitalization and Expenses" below, GIACowns beneficially 960,695 (or 3.6%) of International Fund shares and Guardian Life owns beneficially 3,530,786 shares (or 13.3%) of the International Fund shares and 2,041,667 shares (or 26.16%) of the Emerging Markets Fund shares. The balance of the Fund shares is owned on behalf of the owners of variable annuity and variable life insurance contracts issued by GIAC. Such shares have been allocated to one or more separate accounts of GIAC which fund such contracts. As of April 2, 1997, GIAC was the record and beneficial owner of 2,000,000 shares of the Small Cap Stock Fund representing 100% of the outstanding shares of the Fund. GIAC is a wholly owned subsidiary of Guardian Life and has executive offices located at 201 Park Avenue South, New York, New York 10003. In addition, GIAC owns 51% of the voting shares of GBG, adviser to the International and Emerging Markets Funds (see above) and may be deemed to be in control of GBG, and Guardian Life owns 100% of the voting shares of GISC.

     As of March 31, 1997, 6.9% and 5.3% of the International Fund's shares were attributable to variable annuity policies owned, respectively, by the Trustees of The Guardian Employee Incentive Savings Plan Trust and The Guardian Pension Trust both of 201 Park Avenue South, New York, New York.

                                      TAXES

     The International Fund and the Emerging Markets Fund qualify and intend to remain qualified, and the Small Cap Fund intends to qualify and to remain qualified, to be taxed as regulated investment companies under certain provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). So long as the Funds qualify as regulated investment companies and comply with the provisions of the Code pertaining to regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gains) to their shareholders, the Funds will not incur a tax liability on that portion of their net ordinary income and net realized capital gains which have been distributed to its shareholders. Accordingly, the Funds intend to distribute all or substantially all of their net investment income and net capital gains.

     To qualify for treatment as a regulated investment company, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from (1) dividends, (2) interest, (3) payments with respect to securities loans,
(4) gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the U.S. Treasury to exclude foreign currency gains which are not ancillary to a Fund's performance of its authorized investment activities); or (5) other income (including but not limited to gains from options, futures, or forward contracts) derived in connection with the pursuit of its investment objectives. In addition, to qualify as a regulated investment company a Fund must derive less than 30% of its gross income in each taxable year from gains (without deduction for losses) arising from the sale or other disposition of securities held for less than three months. In order to meet this 30% requirement, the Fund may be required to defer disposing of certain securities beyond the time when it might otherwise be advantageous to do so.

     Options, forward contracts, futures contracts and foreign currency transactions entered into by the Funds will be subject to special tax rules. These rules may accelerate income to the Funds, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of Fund distributions.

     For U.S. federal income tax purposes, if the Company establishes additional portfolios, each portfolio will be treated as a separate entity.

     Income received by the Funds from sources within various foreign countries will generally be subject to foreign income taxes withheld at the source. If the United States has entered into a tax treaty with the country in which the payor is a resident, foreign tax withholding from dividends and interest is typically set at a rate between 10% and 15% and, if the United States has not entered into a tax treaty with the country in which the payor is a resident, such withholding may be as high as 30% to 35%. Taxes paid to foreign governments will reduce the Funds' return on its investments. While contractowners will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the Funds.

     The U.S. federal tax laws impose a four percent nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws. The Funds intend to comply with such distribution requirements and thus do not expect to incur the four percent nondeductible excise tax.

     Since the sole shareholder of the Funds will be GIAC, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the GIAC contracts, see the Prospectus for such contract.

     The discussion of "Taxes" in the Prospectuses, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and U.S. Treasury Regulations currently in effect as interpreted by U.S. Courts and the Internal Revenue Service. These interpretations can change at any time. The above discussion covers only U.S. federal income tax considerations with respect to the Funds. No attempt has been made to describe any U.S. state and local tax consequences.

                               PERFORMANCE RESULTS

     As described in the Prospectus, the Funds' performance results may be disclosed in the form of "average annual total return" and "cumulative total return" figures.

     The Funds use the following formula prescribed by the SEC to compute their average annual total returns.

                                  P(1+T)^n = ERV

     Where: P = a hypothetical initial payment of $1,000 from which no sales load is deducted

            T = average annual total return

            n = number of years

          ERV = ending redeemable value of the hypothetical $1,000 payment at the end of the period represented by "n."

     The average annual total return and cumulative total return for a Fund for a specific period is calculated by first taking a hypothetical investment amount ($1,000 for the average annual total return calculation) ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The average annual total return is determined by dividing the redeemable value by the initial investment and this quotient is taken to the "nth" root ("n" representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Promotional materials relating to the Funds' performance will always at least provide average annual total returns for each of a short (one to four years), medium (five to ten years), and long (ten years or more) period of time. The cumulative total return percentage is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. All average annual total return and cumulative total return calculations will indicate the length of and the last day of the period used in computing the return figures.

     The tables below show each Fund's returns for the periods noted. These figures reflect the reinvestment of all capital gains distributions and income dividends paid by each Fund, and the deduction of all Fund expenses. The actual returns for owners of GIAC's variable contracts will be lower to reflect the effects of charges deducted under the terms of the specific contracts. The Small Cap Stock Fund is not included because it did not commence operations until 1997.

                                      International Fund   Emerging Markets Fund
      Year Ended December 31,            Total Return          Total Return
      -----------------------            ------------          ------------
      1991* .........................       8.56%                  --
      1992 ..........................      (8.90)%                 --
      1993 ..........................      34.04%                  --
      1994** ........................       0.87%                (11.97)%
      1995 ..........................      11.23%                 (0.60)%
      1996 ..........................      15.41%                 24.59%


                                                 Cumulative and Average  Annual Total Returns
                                                      International            Emerging
                                                      -------------            --------
      Period Ended December 31, 1996 ............        Fund*               Markets Fund**
      Lifetime Total Return .....................        48.67%              (12.50)%
        Average Annual Lifetime Total Return ....         8.45%              (10.53)%
      One-Year Total Return .....................        11.23%               (0.60)%
      Five-Year Total Return ....................         --                  --
      Five Year Cumulative Total Return .........         --                  --

----------
* Beginning February 8, 1991 (commencement of International Fund's investment operations).
** Beginning October 17, 1994 (commencement of Emerging Markets Fund's investment operations).

     The following example shows the average annual total return performance of each Fund for the periods indicated by showing the average annual percentage change for each period and the ending redeemable value of a $1,000 investment. The example takes into account all Fund expenses and assumes reinvestment of all capital gains distributions and income dividends, but does not take into account charges deducted under the terms of GIAC's variable contracts or federal income taxes and tax penalties that may be incurred when distributions are made from such variable contracts.


                                                                                            Emerging
                                                               International Fund         Markets Fund
                                                               ------------------         ------------
                                                             % Change        ERV       %Change      ERV
                                                             --------        ---       -------      ---
      For the year ended December 31, 1996 .................   15.41%     $11,541.49    24.59%   $12,458.63
      For the life of the Fund through December 31, 1996 ...    9.60%     $17,165.25     3.99%   $10,901.30


     All figures quoted take into account all nonrecurring charges incurred by the Funds and assume reinvestment of all capital gains distributions or dividends paid by the Funds, but do not take into account income taxes due on Fund distributions or dividends or the effect of any charges deducted from the variable contracts or at the separate account level. Including the effects of such charges would reduce the performance figures.

     The Funds intend to use non-standardized cumulative total return figures and will indicate the length of and the last day of the period used in computing such figures as well as a description of the method by which such performance figures were calculated. However, non-standardized cumulative total return figures will be accompanied by the SEC mandated total return figures.

     The Funds may also compare their performance to that of other mutual funds with similar investment objectives or programs and may quote information from financial and industry or general interest publications in its promotional materials. Additionally, the Funds' promotional materials may contain references to types and characteristics of certain securities; features of their portfolios; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.

     Performance calculations contained in reports by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, The WM Company, Variable Annuity & Research Data Service or industry or financial publications of general interest such as Business Week, Financial World, Forbes, Financial Times, The Wall Street Journal, The New York Times, Barron's and Money which may be quoted by the Funds are often based upon changes in net asset value with all dividends reinvested and may not reflect the imposition of charges deducted under the terms of GIAC's variable contracts.

     The Funds' performance figures are based upon historical results and do not project future performance. Factors affecting the Funds' performance include general market conditions, rates of exchange, operating expenses, and investment management fees. Shares of the Funds are redeemable at net asset value which may be more or less than original cost.

                        FUND CAPITALIZATION AND EXPENSES

     On January 22, 1991, GIAC purchased 10,000 shares of the International Fund at a price of $10.00 per share for a total investment of $100,000. Over the weeks following this initial investment, GIAC furnished an additional $9,900,000 in seed capital to the International Fund, purchasing 824,320 shares. On September 13, 1994 Guardian Life purchased 2,000,000 shares of the Emerging Markets Fund at a price of $10.00 per share for a total investment of $20,000,000. Each of these investments were made to enable the Funds to commence operations and to acquire a diversified portfolio of securities in accordance with their respective investment objective and policies. The shares acquired by GIAC and Guardian Life are being held for investment purposes and GIAC and Guardian Life have no present intention of redeeming or selling such shares.

     On April 2, 1997, GIAC purchased 2,000,000 shares of the Small Cap Fund at a price of $10.00 per share for a total investment of $20,000,000. This investment was made to enable the Small Cap Stock Fund to commence operations and to acquire a diversified portfolio of securities in accordance with its investment objective and policies. The shares acquired by GIAC are being held for investment purposes and GIAC has no present intention of redeeming or selling such shares.

     The authorized stock of the Company consists of one billion (1,000,000,000) shares having a par value of $0.10 each. Two hundred million (200,000,000) of such shares have been designated as shares of the class which are attributable to each of the Funds. To date a total of 600,000,000 shares have been so designated. The Board may designate additional classes of Company shares, and increase or decrease the number of shares in a class, provided that the Board does not decrease the number of shares outstanding.

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective class of stock and, upon liquidation or dissolution, in the net assets of such class remaining after satisfaction of outstanding liabilities.

     The International Fund has incurred expenses in connection with its organization in the amount of $39,110 which were advanced by GIAC and reimbursed as of March 31, 1992. In connection with its organization and registration, the Emerging Markets Fund incurred expenses in the amount of $2,536, which were advanced by GIAC and which were repaid upon completion by the Fund of one year of operations. These expenses included legal and auditing fees, registration fees and preparation and printing costs of the registration statement and other documents. These expenses are being amortized by the International Fund on a straight-line basis over a five-year period which began in February 1991 for the International Fund and in September 1994 for the Emerging Markets Fund, when each of the Funds first became available to owners and prospective owners of contracts issued by GIAC.

     As of April 2, 1997, the Small Cap Stock Fund has incurred expenses in connection with its organization in the approximate amount of $1,500 which were advanced by GISC. These organization expenses include, and/or are expected to include, legal and auditing fees, registration fees and preparation and printing costs of the registration statement and other documents. These expenses will be amortized by the Small Cap Stock Fund on a straight-line basis over a five-year period which will begin in June 1997, when the Fund first becomes available to owners and prospective owners of contracts issued by GIAC.

                        PURCHASE AND REDEMPTION OF SHARES

     Shares of the Funds are continuously offered at the net asset value per share next determined after a proper purchase request is deemed received by GIAC. Shares of the Funds are only offered to GIAC in connection with the variable annuity and variable life insurance contracts issued through its separate accounts. GIAC submits purchase and redemption orders on behalf of its contractowners to the Funds based on premium payments or transfer instructions furnished to GIAC by such contractowners. Payment for shares redeemed will be made within seven (7) days after the order for redemption is received by the Funds from GIAC. The redemption price will be the net asset value per share next determined following the time a proper request for redemption is deemed to have been received. The right to redeem a Fund's shares may be suspended or the date of payment postponed beyond seven (7) days during any period when (1) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than weekends and holidays; (2) an emergency exists, as determined by the SEC, as a result of which disposal by a Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC by order so permits for the protection of contractowners.

     See the accompanying Prospectus for the applicable GIAC contract for a description of the procedures concerning allocations or transfers among investment options of the separate account which supports the contract.

                          CUSTODIAN AND TRANSFER AGENT

     The custodian for all securities and assets of the Company is State Street Bank and Trust Company ("State Street Bank"), 1776 Heritage Drive, North Quincy, Massachusetts 02171. Portfolio securities purchased for the Funds outside of the U.S. are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network and foreign depositories (foreign sub-custodians). State Street Bank and each of the foreign custodial institutions holding portfolio securities of the Funds has been approved by the Board in accordance with regulations under the 1940 Act.

     To the extent required by the 1940 Act and the regulations thereunder, the Board reviews, at least annually, whether it is in the best interest of a Fund and its shareholders to maintain Fund assets in each foreign custodial institution used by a Fund. However, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to a Fund's foreign subcustodial arrangements. Accordingly, an investor should recognize that the noninvestment risks associated with holding assets abroad may be greater than those associated with investing in the U.S.

     GIAC serves as the Company's transfer and dividend paying agent. In its capacity as transfer agent and dividend paying agent, GIAC issues and redeems shares of the Funds and distributes dividends to the GIAC separate accounts which invest in the Funds' shares.

     State Street Bank does not play a part in formulating the investment policies of the Funds or in determining which portfolio securities are to be purchased or sold by the Funds.

                                  LEGAL OPINION

     The legality of the shares described in the Prospectus has been passed upon by Richard T. Potter, Jr., Vice President and Counsel of GIAC and Counsel to the Company.

                  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS


The independent auditors of the Company are Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019. Ernst & Young LLP audits and reports on the financial statements of the Company which appear in the Company's Annual Report to Shareholders for the year ended December 31, 1996. That Annual Report, together with the Semi-Annual Report to Shareholders for the six months ended June 30, 1997 (unaudited), are incorporated by reference in this Statement of Additional Information.

      Unaudited financial statements for The Guardian Small Cap Stock Fund for the period ended September 30, 1997 are set forth below.

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
September 30, 1997 (Unaudited)

The Guardian Small Cap Stock Fund

--------------------------------------------------------------------------------
Common Stock - 94.4%
--------------------------------------------------------------------------------
    Shares                                                              Value
--------------------------------------------------------------------------------
Appliance and Furniture - 2.8%
         35,800   Ethan Allen Interiors, Inc.                      $   1,109,800
         32,000   Furniture Brands Int'l., Inc.                          604,000
                                                                   -------------
                                                                       1,713,800
--------------------------------------------------------------------------------
Biotechnology - 0.3%
         15,000   Depotech Corp.                                         202,500
--------------------------------------------------------------------------------
Building Materials and Homebuilders - 4.8%
         11,000   Centex Construction Products, Inc.                     325,875
         10,000   Crossmann Communities, Inc.                            226,250
         42,000   FM Pptys., Inc.                                        207,375
         55,000   Griffon Corp.                                          893,750
         11,000   Lone Star Industries, Inc.                             594,000
          5,000   Medusa Corp.                                           238,125
          8,900   Southdown, Inc.                                        486,163
                                                                   -------------
                                                                       2,971,538
--------------------------------------------------------------------------------
Capital Goods-Miscellaneous Technology - 4.1%
         36,800   AFC Cable Systems, Inc.                              1,306,400
          4,900   Alliant Techsystems, Inc.                              315,744
          9,600   Computer Learning Centers, Inc.                        374,400
          8,700   Esterline Technologies Corp.                           339,300
          6,100   National Computer Systems, Inc.                        215,788
                                                                   -------------
                                                                       2,551,632
--------------------------------------------------------------------------------
Chemicals - 1.9%
          9,100   AptarGroup, Inc.                                       509,031
          8,000   Fuller HB Co.                                          433,500
         10,000   McWhorter Technologies, Inc.                           251,250
                                                                   -------------
                                                                       1,193,781
--------------------------------------------------------------------------------
Coal - 0.8%
         20,000   Zeigler Coal Hldg. Co.                                 467,500
--------------------------------------------------------------------------------
Computer Software - 1.3%
          4,500   National Instruments Corp.                             208,687
          8,400   Pegasystems, Inc.                                      255,150
          6,800   Pervasive Software, Inc.                                78,200
          6,000   Visio Corp.                                            250,500
                                                                   -------------
                                                                         792,537
--------------------------------------------------------------------------------
Computer Systems - 0.5%
          6,900   Stratus Computer, Inc.                                 333,787
--------------------------------------------------------------------------------
Cosmetics & Toiletries - 0.5%
         13,000   Herbalife Int'l., Inc.                                 339,625
--------------------------------------------------------------------------------
Drugs and Hospitals - 3.6%
          4,400   Boron Lepore & Associates, Inc.                        101,750
          9,000   Integrated Health Svcs.                                300,937
         15,500   Life Technologies, Inc.                                468,875
         20,000   Respironics, Inc.                                      550,000
          5,700   Total Renal Care Hldgs., Inc.                          285,000
         12,000   Universal Health Svcs., Inc.                           519,000
                                                                   -------------
                                                                       2,225,562
--------------------------------------------------------------------------------
Electrical Equipment - 2.2%
          2,300   Hadco Corp.                                           124,559
         10,000   Jabil Circuit, Inc.                                   655,000
          4,100   Sanmina Corp.                                         354,906
          3,000   Uniphase Corp.                                        238,500
                                                                   -------------
                                                                      1,372,965
--------------------------------------------------------------------------------
Electronics and Instruments - 6.1%
          3,200   ANADIGICS, Inc.                                       157,800
         12,800   Dallas Semiconductor Corp.                            572,800
         15,000   FARO Technologies, Inc.                               245,625
          9,000   Fluke Corp.                                           486,000
         17,500   Micrel, Inc.                                          740,469
          9,500   Smart Modular Technologies, Inc.                      788,500
         10,000   Unitrode Corp.                                        741,250
          1,000   Vitesse Semiconductor Corp.                            49,563
                                                                  --------------
                                                                      3,782,007
--------------------------------------------------------------------------------
Electronics - Semiconductor - 2.0%
         14,500   ADE Corp.                                             581,812
         10,400   Daisytek Int'l. Corp.                                 455,000
          3,100   Lattice Semiconductor Corp.                           201,887
          2,500   RF Micro Devices, Inc.                                 46,562
                                                                  --------------
                                                                      1,285,261
--------------------------------------------------------------------------------
Financial-Banks - 5.0%
         22,000   CFX Corp.                                             471,625
         33,500   North Fork Bancorp, Inc.                              971,500
          3,500   Prime Bancshares, Inc.                                 66,500
          6,800   Silicon Valley Bancshares                             397,800
         10,900   U.S. Bancorp, Inc.                                    703,050
          5,500   Westamerica Bancorp.                                  479,875
                                                                  --------------
                                                                      3,090,350
--------------------------------------------------------------------------------
Financial-Thrift - 2.6%
          5,500   Astoria Financial Corp.                               276,719
         12,000   CitFed Bancorp, Inc.                                  607,500
         10,800   Coast Savings Financial, Inc.                         566,325
          3,000   Commercial Federal Corp.                              141,375
                                                                  --------------
                                                                      1,591,919
--------------------------------------------------------------------------------
Food, Beverage and Tobacco - 2.6%
         19,800   Earthgrains Co.                                       851,400
         11,000   Smithfield Foods, Inc.                                330,000
          9,200   Tootsie Roll Industries, Inc.                         466,900
                                                                  --------------
                                                                      1,648,300
--------------------------------------------------------------------------------
Household Products - 0.5%
          9,200   Oneida Ltd.                                           326,600
--------------------------------------------------------------------------------
Insurance - 10.3%
          9,300   American Heritage Life Inv.                           372,000
         12,750   W.R. Berkley Corp.                                    549,048
         10,100   CMAC Investment Corp.                                 541,612
         15,000   Enhance Financial Svcs. Group, Inc.                   821,250
          9,000   Executive Risk, Inc.                                  615,375
         12,000   Financial Sec. Assur. Hldgs. Ltd.                     558,000
         18,000   Frontier Insurance Group, Inc.                        684,000
         17,000   HCC Insurance Hldgs., Inc.                            451,562
          3,800   Markel Corp.                                          598,500
         17,000   Penn America Group, Inc.                              344,250
         23,000   State Auto Financial Corp.                            520,375
          5,600   Vesta Insurance Group, Inc.                           319,200
                                                                  --------------
                                                                      6,375,172
--------------------------------------------------------------------------------
Lodging - 2.1%
         15,000   Bristol Hotel Co.                                     419,063
         17,000   Signature Resorts, Inc.                               807,500
          2,100   Fairfield Communities, Inc.                            78,881
                                                                  --------------
                                                                      1,305,444
--------------------------------------------------------------------------------
Machinery and Equipment - 4.2%
          4,100   AAR Corp.                                             136,839
          7,500   Applied Power, Inc.                                   472,031
          2,500   Flowserve Corp.                                        74,688
          7,300   Kennametal, Inc.                                      354,050
         13,800   Manitowoc Co.                                         492,488
         27,800   Robbins & Myers, Inc.                               1,070,300
                                                                  --------------
                                                                      2,600,396
--------------------------------------------------------------------------------

The Guardian Small Cap Stock Fund
Schedule of Investments (Continued)

--------------------------------------------------------------------------------
    Shares                                                            Value
--------------------------------------------------------------------------------
Merchandising-Department Stores - 2.0%
         13,000   Carson Pirie Scott & Co.                        $     512,688
         13,000   Stein Mart, Inc.                                      425,750
          6,600   Varlen Corp.                                          260,700
                                                                  --------------
                                                                      1,199,138
--------------------------------------------------------------------------------
Merchandising - Mass - 1.0%
                  Shopko Stores, Inc.                                   639,600
--------------------------------------------------------------------------------
Merchandising-Special - 5.0%
         13,000   Best Buy Co., Inc.                                    320,937
         21,200   Big Dog Hldgs., Inc.                                  296,800
         21,000   Claire's Stores, Inc.                                 469,875
         26,000   The Dress Barn                                        624,000
         10,000   Lands End, Inc.                                       308,125
         15,000   MacFrugals Bargain Closeouts                          457,500
         24,000   Sotheby's Hldgs., Inc.                                487,500
          3,700   St. John Knits, Inc.                                  166,269
                                                                  --------------
                                                                      3,131,006
--------------------------------------------------------------------------------
Metals - Steel - 0.6%
          3,300   AK Steel Hldg. Corp.                                  140,663
          7,000   Titanium Metals Corp.                                 260,750
                                                                  --------------
                                                                        401,413
--------------------------------------------------------------------------------
Miscellaneous - Consumer Growth Staples - 1.9%
          9,500   New England Business Svcs., Inc.                      304,000
         12,300   StaffMark, Inc.                                       468,937
         12,000   Valassis Communications, Inc.                         382,500
                                                                  --------------
                                                                      1,155,437
--------------------------------------------------------------------------------
Oil and Gas Producing - 5.0%
         30,000   Basin Exploration, Inc.                               502,500
         22,000   Bellwether Exploration Co.                            308,000
         96,000   Canadian 88 Energy Corp.                              442,820
         21,000   Chieftain Int'l., Inc.                                546,000
         50,000   Petromet Resources Ltd.                               160,156
         16,000   Rigel Energy Corp.                                    172,000
          7,000   St. Mary Land & Exploration Co.                       317,625
         95,000   Wainoco Oil Corp.                                     635,312
                                                                  --------------
                                                                      3,084,413
--------------------------------------------------------------------------------
Oil and Gas Services - 3.7%
          7,800   Dreco Energy Services Ltd.                            445,359
          1,500   Freide Goldman Int'l., Inc.                            90,000
         23,000   Halter Marine Group, Inc.                           1,112,625
         13,100   Varco Int'l., Inc.                                    635,350
                                                                  --------------
                                                                      2,283,334
--------------------------------------------------------------------------------
Paper and Forest Products - 0.5%
          6,500   Deltic Timber Corp.                                   212,469
          3,150   Mosinee Paper Corp.                                   106,706
                                                                  --------------
                                                                        319,175
--------------------------------------------------------------------------------
Publishing-News - 2.9%
         15,000   Bowne & Co., Inc.                                     526,875
          2,500   CMP Media, Inc.                                        62,500
         15,000   Harte-Hanks Communications                            494,063
         10,100   McClatchy Newspapers, Inc.                            347,187
          6,200   Pulitzer Publishing Co.                               350,300
                                                                  --------------
                                                                      1,780,925
--------------------------------------------------------------------------------
Real Estate Investment Trust - 4.6%
          7,500   Ambassador Apartments, Inc.                           178,594
         16,000   American Gen. Hospitality Corp.                       466,000
          8,000   Arden Realty, Inc.                                    251,000
         12,000   Brandywine Realty Trust                               287,250
          7,500   Camden Ppty. Trust                                    229,688
         13,500   Commercial Net Lease Realty, Inc.                     215,156
         30,000   Innkeepers USA Trust                                  515,625
          7,500   JDN Realty Corp.                                      250,313
          7,000   National Golf  Ppty., Inc.                            229,250
          7,500   Charles E. Smith Residential Realty                   255,000
                                                                  --------------
                                                                      2,877,876
--------------------------------------------------------------------------------
Textile-Apparel and Production - 1.0%
          7,600   Nautica Enterprises, Inc.                             213,750
         20,625   Paxar Corp.                                           406,055
                                                                  --------------
                                                                        619,805
--------------------------------------------------------------------------------
Transportation-Miscellaneous - 4.0%
         13,400   Airborne Freight Corp.                                811,537
         11,200   Air Express Int'l. Corp.                              408,800
         12,900   Expeditors Int'l.                                     540,187
          7,000   Hub Group, Inc.                                       259,875
         28,800   Maritrans, Inc.                                       277,200
         12,000   Rollins Truck Leasing Corp.                           204,750
                                                                  --------------
                                                                      2,502,349
--------------------------------------------------------------------------------
Truckers - 3.3%
         20,200   Arnold Industries, Inc.                               472,175
          6,800   Swift Transportation, Inc.                            215,050
         13,900   U.S. Freightways Corp.                                467,387
         19,800   Werner Enterprises, Inc.                              480,150
         13,000   Yellow Corp.                                          423,312
                                                                  --------------
                                                                      2,058,074
--------------------------------------------------------------------------------
Utilities - Electric - 0.4%
         14,000   Southern Electronics Corp.                            273,000
--------------------------------------------------------------------------------
Utilities-Gas and Pipeline - 0.3%
         14,000   Aquila Gas Pipeline Corp.                             180,250
--------------------------------------------------------------------------------
                Total Common Stocks
                   (Cost $47,690,726)                                58,676,471
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement - 7.1%
--------------------------------------------------------------------------------
   Principal                                  Maturity
      Amount                                      Date                Value
--------------------------------------------------------------------------------

     $4,388,000     State Street Bank & Trust
                    repurchase agreement,
                    dated 9/30/97, maturity
                    value $4,388,707 at 5.80%
                    due 10/1/97 (collateralized by
                    $4,480,000 U.S. Treasury
                    Notes, 6.00% due 5/31/98) 10/1/97               $ 4,388,000
--------------------------------------------------------------------------------
                Total Repurchase Agreement
                   (Cost $4,388,000)                                  4,388,000
--------------------------------------------------------------------------------
Total Investments - 101.5%
           (Cost $52,078,726)                                        63,064,471
Payables in Excess of Cash, Receivables
and Other Assets - (1.5%)                                              (942,921)
--------------------------------------------------------------------------------
                Net Assets - 100.0%                                 $62,121,550
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997 (Unaudited)

ASSETS:
     Inestments, at identified cost                               $   52,078,726
                                                                  ==============

     Investments, at market                                           63,064,471
                                                                  --------------

     Cash                                                                    726
     Receivable for securities sold                                      221,805
     Dividends and interest receivable                                    36,821
     Other assets                                                          1,277

                                                                  --------------
     TOTAL ASSETS                                                     63,325,100
                                                                  --------------

LIABILITIES:
     Payable for securities purchased                                  1,092,245
     Accrued expenses                                                     22,006
     Due to affiliates                                                    89,299
                                                                  --------------
     TOTAL LIABILITIES                                                 1,203,550
                                                                  --------------
          NET ASSETS                                              $   62,121,550
                                                                  ==============

COMPONENTS OF NET ASSETS:
     Capital stock, at par                                              $436,605
     Additional paid-in capital                                       50,141,607
     Undistributed net investment income                                 108,438
     Accumulated net realized gain on investments                        449,155
     Net unrealized appreciation of investments                       10,985,745
                                                                  --------------
          NET ASSETS                                              $   62,121,550
                                                                  --------------

     Shares Outstanding - $0.10 par value                              4,366,049
                                                                  --------------

NET ASSET VALUE PER SHARE                                         $        14.23
                                                                  ==============

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Period from April 2, 1997* to September 30, 1997 (Unaudited)

Investment Income:

Income:
     Dividends                                                    $      143,437
     Interest                                                            122,838
                                                                  --------------

     Total Income                                                        266,275
                                                                  --------------

Expenses:
     Investment advisory fees                                            112,168
     Custodian fees                                                       21,068
     Registration fees                                                       606
     Audit fees                                                           11,667
     Directors' fees                                                       7,222
     Printing expense                                                      3,667
     Transfer agent fees                                                     825
     Other                                                                   614
                                                                  --------------
     Total Expenses                                                      157,837
                                                                  --------------

     Net Investment Income                                               108,438
                                                                  --------------

Realized and Unrealized Gain/(Loss)
          on Investments
     Net realized gain on investments                                    449,155
     Net change in unrealized appreciation
          of investments                                              10,985,745
                                                                  --------------
     Net Realized and Unrealized Gain
          on Investments                                              11,434,900
                                                                  --------------
     Net Increase in Net Assets
          from Operations                                         $   11,543,338
                                                                  ==============


* Commencement of operations.

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                Period from
                                                             April 2, 1997** to
                                                             September 30, 1997
                                                                (UNAUDITED)
                                                             -------------------
INCREASE IN NET ASSETS
  From Operations:
    Net investment income                                        $      108,438
    Net realized gain on investments                                    449,155
    Net change in unrealized appreciation of investments             10,985,745
                                                                 --------------
      Net Increase in Net Assets from Operations                     11,543,338
                                                                 --------------

  Dividends and Distribution to Shareholders from:
    Net investment income                                                     -
    Net realized gain on investments                                          -
                                                                 --------------
      Total Dividends and Dstribution to Shareholders                         -
                                                                 --------------

  From Capital Share Transactions:
    Net increase in net assets from capital share transactions       50,578,212
                                                                 --------------
      Net Increase in Net Assets                                     62,121,550

  Net Assets:
    Beginning of period                                                       -
                                                                 --------------
    End of period*                                               $   62,121,550
                                                                 ==============

  * Incudes undistributed net investment income of:              $      108,438

  ** Commencement of operations.

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the period indicated:

                                                              Period from
                                                           April 2, 1997* to
                                                          September 30, 1997
                                                              (UNAUDITED)
                                                          -------------------
Net asset value, beginning of period                                $  10.00
                                                          -------------------
Income from investment operations
  Net investment income                                                 0.02
  Net realized and unrealized gain/(loss) on investments                4.21
                                                          -------------------
  Net increase/(decrease) from investment operations                    4.23
                                                          -------------------

Dividends and Distributions to Shareholders from:
  Net investment income                                                    -
  Net realized gain                                                        -
                                                          -------------------
  Total dividends and distributions                                        -
                                                          -------------------
Net asset value, end of period                                      $  14.23
                                                          ===================

Total return**                                                         42.30%
                                                          ====================

Ratios/supplemental data:
  Net assets, end of period (000's omitted)                         $ 62,122
  Ratio of expenses to average net assets                               0.98%(a)
  Ratio of net investment income to average net assets                  0.54%(a)
  Portfolio turnover rate                                                 11%
  Average rate of commissions paid (b)                                  0.039(b)

*   Commencement of operations.

** Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total return for the period shown.
(a) Annualized.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on wich commissions are charged.

--------------------------------------------------------------------------------
  GIAC Funds, Inc., - The Guardian Small Cap Stock Fund
-------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS
  September 30, 1997 (Unaudited)

------------------------------------------------
  Note A -- Organization and Accounting Policies
------------------------------------------------

     GIAC Funds, Inc. (the Company) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act), which was incorporated in Maryland on October 29, 1990. The Company was known as Baillie Gifford International Fund, Inc. prior to October 11, 1994 and GBG Funds, Inc. prior to March 27, 1997. Shares of the Company are offered in three series, Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF) and The Guardian Small Cap Stock Fund (GSCSF). The series are collectively referred to herein as the "Funds." Shares of the Funds are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America. The Funds are available for investment only through the allocation of contract values under certain variable annuity and variable life insurance contracts issued by GIAC. Upon commencing its operations on April 2, 1997, GSCSF sold 2,000,000 shares of its capital stock to The Guardian Life Insurance Company of America for $20,000,000 to facilitate the commencement of operations.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political and economic environment.

Valuation of Investments

      Equity and debt securities listed on domestic or foreign securities exchanges are valued at the last sales price of such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sales price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities.

     Certain debt securities may be valued each business day by an independent pricing service (Service) approved by the Board of Directors of the Company. Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

      Repurchase agreements are carried at cost which approximates market value (See Note E).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  September 30, 1997 (Unaudited)

Securities Transactions and Investment Income

      Securities transactions are recorded on the trade date. Net realized gains or losses on sales of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Taxes

      The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (Code), and as such will not be subject to federal income tax on income (including any realized capital gains) which is distributed in accordance with the provisions of the Code to its shareholders. Therefore, no federal income tax provision is required. Losses on security transactions arising after October 31 are treated as arising on the first day of the Fund's next fiscal year.

      Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

Dividends and Distributions to Shareholders

      The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund's at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  GIAC Funds, Inc., - The Guardian Small Cap Stock Fund
-------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (continued)
  September 30, 1997 (Unaudited)

temporary overdistributions of net realized gains and net investment income. Currently, the Fund's policy is to distribute net investment income approximately every six months and net capital gains once a year. This policy is, however, subject to change at any time by the Company's Board of Directors.

Reclassifications of Capital Accounts

   The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

--------------------------------------------
  Note B -- Investment Management Agreements
            and Payments to Related Parties
--------------------------------------------

      The Fund has an investment advisory agreement with Guardian Investors Services Corporation (GISC), a wholly owned subsidiary of GIAC. GISC receives a management fee from GSCSF at an annual rate of .75% of its average daily net assets.

      No compensation is paid by the Company to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of the Company. Each director not deemed an "interested person" is paid an annual fee of $500 and $350 for attendance at each meeting of the Company. The aggregate remunerations paid by GSCSF to the Company's disinterested directors amounted to $7,222 for the six months ended September 30, 1997.

---------------------------------------------
  Note C -- Deferred Organization and Initial
            Offering Expenses
---------------------------------------------

      GSCSF incurred expenses of $1,500 in connection with its organization and registration. These expenses were advanced by GIAC and will be repaid by GSCSF upon completion of its first year of operations or when its net assets reach $50 million. These expenses have been deferred and are being amortized on a straight-line basis over a five year period, beginning with the commencement of GSCSF's operations in April, 1997.

-----------------------------------
  Note D -- Investment Transactions
-----------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  September 30, 1997 (Unaudited)

                                              From April 2 to September 30, 1997
                                                           (Unaudited)
                                              ----------------------------------
                                                            GSCSF
                                                            -----
Purchases

   Stocks and debt obligations ............              $ 49,463,528

Proceeds

   Stocks and debt obligations ............              $  2,072,147

   The cost of investments owned at September 30, 1997 for federal income tax purposes for GSCSF is the same as for financial reporting purposes. The gross unrealized appreciation and (depreciation) of investments at September 30, 1997 were as follows:

                                                            GSCSF
                                                            -----

Gross Appreciation ...........................           $ 11,363,649

Gross Depreciation ...........................           $   (377,904)
                                                         ------------
      Net Unrealized Appreciation ............           $ 10,985,745
                                                         ============

   Forward foreign currency contracts represent commitments to purchase or sell

--------------------------------
 Note E -- Repurchase Agreements
--------------------------------

   Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. The Company's Board of Directors has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with the Funds. Repurchase agreements of more than seven days' duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of the applicable Fund's net assets would be so invested.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  GIAC Funds, Inc. - The Guardian Small Cap Stock Fund
-------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (continued)
  September 30, 1997 (Unaudited)

----------------------------------------
 Note F -- Transactions in Capital Stock
----------------------------------------

   There are 1,000,000,000 shares of $0.10 par value capital stock authorized. Transactions in capital stock were as follows:

                                                    April 2             April 2
                                                      to                  to
                                               September 30, 1997  September 30, 1997
                                                   (Unaudited)         (Unaudited)
-------------------------------------------------------------------------------------
                                                     Shares              Amount
-------------------------------------------------------------------------------------
o Guardian Small Cap Stock Fund:
Shares sold                                     4,392,128             $50,927,444
Shares issued in reinvestments of dividends
  and distributions                                 --                      --
Shares repurchased                                 26,079                (349,232)
-------------------------------------------------------------------------------------
Net increase                                    4,366,049             $50,578,212
-------------------------------------------------------------------------------------

--------------------------
  Note G -- Line of Credit
--------------------------

   A $20,000,000 line of credit available to GSCSF and the other Guardian related Funds has been established with Morgan Guaranty Trust Company. The rate of interest charged on any borrowings is based upon the prevailing Federal Funds rate at the time of the loan plus .25% calculated on a 360-day basis per annum. For the six months ended September 30, 1997 the fund did not borrow against this line of credit.



--------------------------------------------------------------------------------

                                GIAC FUNDS, INC.

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits


a)   Financial Statements of each Fund - Incorporated by reference in Part B:

     Schedule of Investments as of December 31, 1996 (Audited)

     Statement of Assets and Liabilities as of December 31, 1996 (Audited)

     Statement of Operations for the Year ended December 31, 1996 (Audited)

     Statement of Changes in Net Assets for the Years ended December 31, 1996 and 1995 (Audited)

     Financial Highlights for the years noted therein

     Notes to Financial Statements

     Reports of Ernst & Young LLP, Independent Auditors

     Schedule of Investments for Baillie Gifford International Fund ("BGIF") as of June 30, 1997 (unaudited)

     Statement of Assets and Liabilities for BGIF as of June 30, 1997
     (unaudited)

     Statement of Operations for BGIF the six months ended June 30, 1997 (unaudited)

     Statement of Changes in Net Assets for BGIF for the six months ended June 30, 1997 (unaudited)

     Schedule of Investments for Baillie Gifford Emerging Markets Fund ("BGEMF") as of June 30, 1997 (unaudited)

     Statement of Assets and Liabilities for BGEMF as of June 30, 1997
     (unaudited)

     Statement of Operations for BGEMF for the six months ended June 30, 1997 (unaudited)

     Statement of Changes in Net Assets for BGEMF for the six months ended June 30, 1997 (unaudited)

     Notes to Financial Statements (unaudited)

     Financial Highlights for the periods noted therein (unaudited)

     Schedule of Investments for The Guardian Small Cap Stock Fund ("Small Cap Fund") as of September 30, 1997 (unaudited)

     Statement of Assets and Liabilities for the Small Cap Fund as of September 30, 1997 (unaudited)

     Statement of Operations for the Small Cap Fund for the period ended September 30, 1997 (unaudited)

     Statement of Changes in Net Assets for the Small Cap Fund for the period ended September 30, 1997 (unaudited)

     Notes to Financial Statements (unaudited)

     Financial Highlights for the Small Cap Fund for the period ended September 30, 1997

b)   Exhibits

            Number                   Description
            ------                   -----------


            1(a)    -- Registrant's Articles of Incorporation(1)

            1(b)    -- Amendment to Registrant's Articles of
                         Incorporation(6)

            1(c)    -- Amendment to Registrant's Articles of Incorporation (8)

            1(d)    -- Amendment to Registrant's Articles of Incorporation
                         (change of name) (9)

            2       -- Registrant's By-Laws(1)

            3       -- Not Applicable

            4       -- Not Applicable

            5(a)    -- Form of Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Registrant for Baillie Gifford International Fund(2)

            5(b)    -- Form of Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Registrant for Baillie Gifford Emerging Markets Fund(6)

            5(c)(i) -- Form of Sub-Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Baillie Gifford International Fund(2)

               (ii) -- Form of Supplemental Sub-Investment Management
                        Agreement between Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited for Baillie Gifford International Fund(4)

            5(d)    -- Form of Sub-Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited for Baillie Gifford Emerging Markets Fund(6)

            5(e)    -- Form of Investment Management Agreement between
                        Guardian Investor Services Corporation and Registrant for The Guardian Small Cap Stock Fund (8)

            6       -- Not Applicable

            7       -- Not Applicable

            8       -- Form of Custodian Agreement between State Street Bank
                        and Trust Company and Registrant(6)

            8(b)    -- Addendum to Custodian Agreement between State Street
                        Bank and Trust Company and Registrant(5)

            9       -- Form of Transfer Agency Agreement between State
                        Street Bank and Trust Company and Registrant(6)

            10(a)   -- Opinion and Consent of Counsel(4)

            10(b)   -- Consent of Counsel

            11(a)   -- Consent of Ernst & Young LLP

            12      -- Not Applicable

            13      -- Letter from The Guardian Insurance & Annuity Company,
                        Inc. with respect to providing the initial capital for the Registrant(3)

            14      -- Not Applicable

            15      -- Not Applicable

            16      -- Schedule for Computation of Performance Quotations(4)

            17(a)   -- Powers of Attorney executed by the Board of Directors
                        and certain principal officers of the Registrant(2)

            17(b)   -- Powers of Attorney executed by Messrs. Angle,
                        Fabozzi, and Futia (7) Directors of the Registrant

            27      -- Financial Data Schedules

   ----------


(1) Incorporated by reference to the Registration Statement for the Registrant on Form N-1A (Reg. No. 33-37883) as filed on November 19, 1990.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for the Registrant on Form N-1A as filed on January 8, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement for the Registrant on Form N-1A as filed on January 28, 1991.

(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement for the Registrant on Form N-1A as filed on April 20, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement for the Registrant on Form N-1A as filed on April 28, 1994.

(6) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement for the Registrant on Form N-1A as filed on October 12, 1994.

(7) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement for the Registrant on Form N-1A as filed on April 19, 1996.

(8) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement for the Registrant on Form N-1A as filed on February 14, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement for the Registrant on Form N-1A as filed on April 23, 1997.


Item 25. Persons Controlled by or under Common Control with Registrant


     The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of September 30, 1997:


                                              State of           Percent of
                                            Incorporation     Voting Securities
             Name of Entity                or Organization          Owned
              -------------                 -------------      --------------


The Guardian Insurance &                      Delaware              100%
  Annuity Company, Inc.
Guardian Asset Management                     Delaware              100%
  Corporation
Park Avenue Life Insurance                    Delaware              100%
  Company
Guardian Reinsurance Services, Inc.          Connecticut            100%
Physicians Health Services, Inc.              Delaware               14%
Private Healthcare Systems, Inc.              Delaware               14%
Managed Dental Care, Inc.                    California             100%
The Guardian Baillie Gifford                Massachusetts            30%
  International Fund
The Guardian Investment Quality             Massachusetts            51%
  Bond Fund
Baillie Gifford International Fund            Maryland               16%
Baillie Gifford Emerging Markets Fund         Maryland               23%
The Guardian Tax-Exempt Fund               Massachusetts             87%
The Guardian Asset Allocation Fund         Massachusetts             14%
The Guardian Park Avenue Small Cap Fund    Massachusetts             35%
The Guardian Baillie Gifford Emerging
  Markets Fund                             Massachusetts             75%
The Guardian Small Cap Stock Fund             Maryland               46%

     The following list sets forth the persons directly controlled by affiliates of Guardian Life and thereby indirectly controlled by Guardian Life as of September 30, 1997:


                                                                        Approximate
                                                                    Percentage of Voting
                                                                      Securities Owned
                                        Place of Incorporation        by Guardian Life
              Name of Entity               or Organization           and its Affiliates
              --------------               ---------------           ------------------

Guardian Investor Services                     New York                     100%
 Corporation
Guardian Baillie Gifford Limited               Scotland                      51%
The Guardian Cash Fund, Inc.                   Maryland                     100%
The Guardian Bond Fund, Inc.                   Maryland                     100%
The Guardian Stock Fund, Inc.                  Maryland                     100%
GIAC Funds, Inc. (fka GBG Funds, Inc.)         Maryland                     100%


Item 26. Number of Holders of Registrant's Securities


                                                  Number of Record Holders
              Title of Class                      as of September 30, 1997
              --------------                      ------------------------

International Stock Class                                     12
Emerging Markets Stock Class                                   7
Small Cap Stock Class                                          6


Item 27. Indemnification

     Reference is made to Article EIGHTH, Section 2 of Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement on Form N-1A on November 19, 1990 and incorporated herein by reference.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Registrant's Investment Adviser and Sub-Investment Adviser

     At present, Guardian Baillie Gifford Limited ("GBG"), the Registrant's investment manager, is exclusively engaged in the business of acting as the investment manager to the Registrant and one other series fund of The Park Avenue Portfolio, a registered investment company underwritten and distributed by Guardian Investor Services Corporation. GBG's principal business address is 1 Rutland Court, Edinburgh EH3 8EY, Scotland. A list of GBG's executive officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant.

                                                  Other Substantial Business,
           Name         Position(s) with GBG  Profession, Vocation or Employment
           ----         --------------------  ----------------------------------


CHARLES EDGAR ALBERS          Director         Senior Vice President, Equity
                                               Securities: The Guardian Life
                                               Insurance Company of America.*
                                               Vice President, Equity
                                               Securities: The Guardian
                                               Insurance & Annuity Company,
                                               Inc.* Executive Vice President,
                                               Guardian Investor Services
                                               Corporation:* Vice President
                                               Guardian Asset Management
                                               Corporation.* Officer of various
                                               Guardian-sponsored mutual
                                               funds.*

ARTHUR VINCENT FERRARA        Director         Retired. Chairman of the Board
                                               and Chief Executive Officer: The
                                               Guardian Life Insurance Company
                                               of America until December 1995.
                                               Director (Trustee) of The
                                               Guardian Insurance & Annuity
                                               Company, Inc.,* Guardian Investor
                                               Services Corporation ("GISC"),*
                                               Gabelli Capital Asset Fund and
                                               various Guardian-sponsored mutual
                                               funds

GAVIN JOHN NORMAN GEMMELL     Director         Senior Partner: Baillie Gifford &
                                               Co.** Chairman: Baillie Gifford
                                               Overseas Limited** and Baillie
                                               Gifford & Co. Limited** Director:
                                               Toyo Trust Baillie Gifford**

EDWARD H. HOCKNELL            Director         Director: Baillie Gifford
                                               Overseas Limited** Officer of:
                                               The Park Avenue Portfolio*

FRANK J. JONES                Director         Executive Vice President and
                                               Chief Investment Officer: The
                                               Guardian Life Insurance Company
                                               of America.* Executive Vice
                                               President, Chief Investment
                                               Officer and Director: The
                                               Guardian Insurance & Annuity
                                               Company, Inc.;* Park Avenue Life
                                               Insurance Company.* President
                                               and Director: Guardian Asset
                                               Management Corporation.*
                                               Director: Guardian Investor
                                               Services Corporation.* Officer
                                               of various Guardian-sponsored
                                               mutual funds.*

ROWAN ROBIN MENZIES           Director         Partner: Baillie Gifford & Co.**
                                               Director: Baillie Gifford
                                               Overseas Limited** Officer of:
                                               The Park Avenue Portfolio*

JOSEPH DUDLEY SARGENT         Director         President and Chief Executive
                                               Officer: The Guardian Life
                                               Insurance Company of America
                                               since January 1996; President
                                               and Director prior thereto*
                                               President, Chief Executive
                                               Officer and Director: The
                                               Guardian Insurance & Annuity
                                               Company, Inc.* and Park Avenue
                                               Life Insurance Company.*
                                               Director: Guardian Investor
                                               Services Corporation and
                                               Guardian Asset Management
                                               Corporation* Director (Trustee)
                                               of various Guardian-sponsored
                                               mutual funds.*

JOHN MATTHEW SMITH            Director         Executive Vice President, Equity
                                               Products: The Guardian Life
                                               Insurance Company of America
                                               since January 1995; Senior Vice
                                               President, Equity Products,
                                               prior thereto.* Executive Vice
                                               President and Director: The
                                               Guardian Insurance & Annuity
                                               Company, Inc.* President and
                                               Director: Guardian Investor
                                               Services Corporation.* Director:
                                               Guardian Asset Management
                                               Corporation* President: GIAC
                                               Funds, Inc.

MAXWELL C. B. WARD            Director         Chairman: Baillie Gifford
                                               Overseas Limited**; Director
                                               Baillie Gifford Overseas Limited,
                                               prior thereto.


----------
*    Principal business address is 201 Park Avenue South, New York, New York
     10003.
**   Principal business address is 1 Rutland Court, Edinburgh, EH3 8EY,
     Scotland.

     Baillie Gifford Overseas Limited ("BGO") acts as the sub-investment manager for the Registrant and one other Guardian-sponsored mutual fund and provides investment management services to institutional clients outside of the United Kingdom. BGO is wholly owned by Baillie Gifford & Co. which is an investment management firm providing independent investment management services to investment trusts, unit trusts, pension funds, charitable funds and other institutional clients primarily located in the United Kingdom.

     A list of BGO's directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each individual in his capacity as director of BGO is 1 Rutland Court, Edinburgh, EH3 8EY, Scotland.

                        Position    Other Substantial
      Name              with BGO    Business Affiliations*
      ----              --------    ----------------------


Sarah J. Athley         Director    Director: Baillie Gifford & Co.


Gavin J. N. Gemmell**   Director    Senior Partner: Baillie Gifford & Co.


Edward H. Hocknell**    Director    None


Gareth A. Howlett       Director    Director: Toyo Trust Baillie Gifford
                                    Limited


J. Ross Lidstone        Director    Partner: Baillie Gifford & Co.


Gill E. Meekison        Director    Director: Baillie Gifford Savings
                                    Management Limited


R. Robin Menzies**      Director    Partner: Baillie Gifford & Co.


Maxwell C. B. Ward**    Chairman    Partner: Baillie Gifford & Co.

----------
* Principal business address of each entity is 1 Rutland Court, Edinburgh, EH3 8EY, Scotland.
**   Director of GBG, the Registrant's investment manager.

Guardian Investor Services  Corporation

     Guardian Investor Services Corporation ("GISC") acts as the sole investment adviser for The Guardian Small Cap Stock Fund. It also serves as adviser to The Guardian Stock Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and six of the eight series funds which comprise The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Cash Management Fund, and The Guardian Asset Allocation Fund. GISC serves as the manager of The Gabelli Capital Asset Fund. GISC is also the co-investment adviser for The Guardian Real Estate Account. GISC's principal business address is 201 Park Avenue South, New York, New York 10003. In addition, GISC is the distributor of variable annuities and variable life insurance policies offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. These separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E and The Guardian Separate Account K, are all unit investment trusts registered under the Investment Company Act of 1940, as amended.

     A list of GISC's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 201 Park Avenue South, New York, New York 10003.

                                                 Other Substantial Business,
     Name            Position(s) with GISC   Profession, Vocation or Employment
     ----            ---------------------   ----------------------------------


Charles E. Albers       Executive Vice       Senior Vice President, Equity
                        President            Securities: The Guardian Life
                                             Insurance Company of America. Vice
                                             President, Equity Securities: The
                                             Guardian Insurance & Annuity
                                             Company, Inc. Executive Vice
                                             President: Guardian Asset
                                             Management Corporation. Officer of
                                             various Guardian-sponsored mutual
                                             funds. Director: Guardian Baillie
                                             Gifford Limited.*

Kevin S. Alter          Second Vice          Director, Broker-Dealer Operations:
                        President            The Guardian Life Insurance Company
                                             of America.

Joseph A. Caruso          Secretary          Vice President and Secretary,
                                             The Guardian Life Insurance
                                             Company of America 1/96 to
                                             present; Second Vice President
                                             and Secretary, 1/95 to 1/96;
                                             Secretary prior thereto.
                                             Secretary: The Guardian
                                             Insurance & Annuity Company,
                                             Inc., Guardian Investor Services
                                             Corporation, Guardian Asset
                                             Management Corporation, various
                                             Guardian-sponsored mutual funds.


----------
* Principal business address: 1 Rutland Court, Edinburgh EH3 8EY, Scotland.

                                                 Other Substantial Business,
     Name            Position(s) with GISC   Profession, Vocation or Employment
     ----            ---------------------   ----------------------------------


Philip H. Dutter          Director           Independent Consultant (self-
                                             employed). Director: The Guardian
                                             Life Insurance Company of America.
                                             Director: The Guardian Insurance &
                                             Annuity Company, Inc.

John M. Fagan             Vice President     Vice President, Life Policy
                                             Operations: The Guardian Life
                                             Insurance Company of America. Vice
                                             President: The Guardian Insurance &
                                             Annuity Company, Inc.

Arthur V. Ferrara         Director           Retired. Chairman of the Board &
                                             Chief Executive Officer: The
                                             Guardian Life Insurance Company of
                                             America 1/93 - 12/95; President,
                                             Chief Executive Officer & Director
                                             prior thereto. Director (Trustee)
                                             of The Guardian Insurance & Annuity
                                             Company, Inc., and various
                                             Guardian-sponsored mutual funds.

Leo R. Futia              Director           Director: The Guardian Life
                                             Insurance Company of America.
                                             Director: The Guardian Insurance &
                                             Annuity Company, Inc.
                                             Director/Trustee of various
                                             Guardian-sponsored mutual funds and
                                             mutual funds sponsored by Value
                                             Line, Inc.*

Alexander M. Grant, Jr.   Second Vice        Second Vice President, The Guardian
                          President          Life Insurance Company of America,
                                             1/97 to present; Assistant Vice
                                             President, Investments 9/93 to
                                             12/96; Investment Officer, Fixed
                                             Income Securities prior thereto.
                                             Officer of various
                                             Guardian-sponsored mutual funds.
                                             Second Vice President: Park Avenue
                                             Life Insurance Company and The
                                             Guardian Insurance & Annuity
                                             Company, Inc.

Earl C. Harry             Treasurer          Treasurer: The Guardian Life
                                             Insurance Company of America
                                             7/96 - present; Assistant
                                             Treasurer prior thereto.
                                             Treasurer: The Guardian Insurance
                                             & Annuity Company, Inc.,
                                             Guardian Asset Management
                                             Corporation, Park Avenue Life
                                             Insurance Company, and Managed
                                             Dental Care, Inc.


----------
* Principal business address: 711 Third Avenue, New York, New York 10017.

                                                 Other Substantial Business,
     Name            Position(s) with GISC   Profession, Vocation or Employment
     ----            ---------------------   ----------------------------------


Thomas R. Hickey, Jr.    Vice President,     Vice President, Equity Operations:
                         Operations          The Guardian Life Insurance Company
                                             of America.  Vice President,
                                             Operations: The Guardian
                                             Insurance & Annuity Company, Inc.
                                             Officer of various Guardian-
                                             sponsored mutual funds.

Peter L. Hutchings         Director          Executive Vice President and
                                             Chief Financial Officer: The
                                             Guardian Life Insurance Company
                                             of America. Director, President
                                             and Chief Executive Officer,
                                             Park Avenue Life Insurance
                                             Company. Director: Guardian
                                             Asset Management Corporation.
                                             Director: The Guardian Insurance
                                             & Annuity Company, Inc.

Ryan W. Johnson         Vice President,      Second Vice President, Equity
                         Equity Sales        Sales: The Guardian Life Insurance
                                             Company of America since 3/95;
                                             Regional Sales Director, Western
                                             Division, for Equity Products prior
                                             thereto. Vice President, Equity
                                             Sales, The Guardian Insurance &
                                             Annuity Company, Inc.

Frank J. Jones           Director            Executive Vice President and
                                             Chief Investment Officer: The
                                             Guardian Life Insurance Company
                                             of America. Director, Executive
                                             Vice President and Chief
                                             Investment Officer: The Guardian
                                             Insurance & Annuity Company,
                                             Inc. President and Director:
                                             Guardian Asset Management
                                             Corporation and Guardian Baillie
                                             Gifford Limited*. Executive Vice
                                             President, Park Avenue Life
                                             Insurance Company. Officer of
                                             various Guardian-sponsored
                                             mutual funds.


----------
*Principal business address: 1 Rutland Court, Edinburgh EH3 8EY, Scotland.

                                                 Other Substantial Business,
     Name            Position(s) with GISC   Profession, Vocation or Employment
     ----            ---------------------   ----------------------------------


Ann T. Kearney           Second Vice         Second Vice President, Group
                         President           Pensions Financial Management, The
                                             Guardian Life Insurance Company of
                                             America, 1/95 to present; Assistant
                                             Vice President & Equity Controller
                                             6/94 to 12/94; Assistant Controller
                                             prior thereto. Second Vice
                                             President: The Guardian Insurance &
                                             Annuity Company, Inc. Controller of
                                             various Guardian-sponsored mutual
                                             funds.

Nikolaos D. Monoyios      Vice President     Vice President, Equity Securities:
                                             The Guardian Life Insurance Company
                                             of America. Vice President:
                                             Guardian Asset Management
                                             Corporation. Officer of various
                                             Guardian-sponsored mutual funds.

Frank L. Pepe           Vice President &     Vice President, Equity Management
                           Controller        and Control, The Guardian Life
                                             Insurance Company of America
                                             since 1/96. Second Vice
                                             President, Equity Management and
                                             Control, prior thereto. Vice
                                             President and Controller: The
                                             Guardian Insurance & Annuity
                                             Company, Inc. Officer of various
                                             Guardian-sponsored mutual
                                             funds.

                                                 Other Substantial Business,
     Name            Position(s) with GISC   Profession, Vocation or Employment
     ----            ---------------------   ----------------------------------


Richard T. Potter, Jr.    Vice President     Vice President and Equity Counsel:
                          and Counsel        The Guardian Life Insurance Company
                                             of America since 1/96; Second Vice
                                             President and Equity Counsel prior
                                             thereto. Counsel: The Guardian
                                             Insurance & Annuity Company, Inc.
                                             and Guardian Asset Management
                                             Corporation; Counsel of various
                                             Guardian-sponsored mutual funds.

Joseph D. Sargent         Director           President, Chief Executive
                                             Officer and Director: The
                                             Guardian Life Insurance Company
                                             of America since 1/96; President
                                             and Director prior thereto.
                                             Director, President and Chief
                                             Executive Officer: The Guardian
                                             Insurance & Annuity Company,
                                             Inc. Director (Trustee) Guardian
                                             Asset Management Corporation,
                                             Guardian Baillie Gifford, Ltd.*,
                                             Park Avenue Life Insurance
                                             Company, and various Guardian-
                                             sponsored mutual funds.

John M. Smith             President &        Executive Vice President: The
                           Director          Guardian Life Insurance Company of
                                             America 1/95 to present; Senior
                                             Vice President, Equity Products,
                                             prior thereto. Executive Vice
                                             President and Director: The
                                             Guardian Insurance & Annuity
                                             Company, Inc. Director: Guardian
                                             Baillie Gifford Limited*
                                             President and Director: Guardian
                                             Asset Management Corporation.
                                             President: GIAC Funds, Inc.

Donald P. Sullivan, Jr.   Vice President     Second Vice President, Equity
                                             Administration, The Guardian Life
                                             Insurance Company of America 11/94
                                             to present; Assistant Vice
                                             President, Equity Administration
                                             prior thereto. Vice President:
                                             Guardian Insurance & Annuity
                                             Company, Inc.; Second Vice
                                             President: various mutual
                                             Guardian-sponsored mutual funds.

William C. Warren         Director           Retired.
                                             Director: The Guardian Life
                                             Insurance Company of America.
                                             Director: The Guardian Insurance &
                                             Annuity Company, Inc.


----------
*Principal business address: 1 Rutland Court, Edinburgh EH3 8EY, Scotland.

Item 29. Principal Underwriters


(a) Guardian Investor Services Corporation ("GISC") is the principal underwriter and distributor of the Registrant's shares and is also the principal underwriter and distributor of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc., and The Park Avenue Portfolio, a series fund consisting of the following portfolios: The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Cash Management Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, and The Guardian Asset Allocation Fund. In addition, GISC is the distributor of variable contracts offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through GIAC's separate accounts: The Guardian Real Estate Account, which is not a registered investment company, and The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E and The Guardian Separate Account K, which are all registered as unit investment trusts under the Investment Company Act of 1940, as amended. These latter separate accounts buy and sell shares of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.


(b) The following is a list of the directors and officers of GISC and their respective positions with the Registrant, if any. The principal business address of each individual listed below is 201 Park Avenue South, New York, New York 10003.

                            Position(s)                       Position(s)
    Name                    with GISC                         with Registrant
    ----                    ---------                         ---------------


John M. Smith               President & Director              President
Philip H. Dutter            Director                          None
John M. Fagan               Vice President                    None
Arthur V. Ferrara           Director                          Director
Leo R. Futia                Director                          Director
Peter L. Hutchings          Director                          None
Frank J. Jones              Director                          None
Edward K. Kane              Senior Vice President,            None
                              General Counsel & Director
Joseph D. Sargent           Director                          Chairman of the
                                                              Board of Directors
William C. Warren           Director                          None
Charles E. Albers           Executive Vice President          Vice President
Ryan W. Johnson             Vice President & National         None
                              Sales Director
Thomas R. Hickey, Jr.       Vice President, Operations        Vice President
Nikolaos D. Monoyios        Vice President                    None
Frank L. Pepe               Vice President & Controller       Treasurer
Donald P. Sullivan, Jr.     Vice President                    Second Vice
                                                              President
Earl C. Harry               Treasurer                         None
Richard T. Potter, Jr.      Vice President and Counsel        Counsel
Joseph A. Caruso            Secretary                         Secretary
Alexander M. Grant, Jr.     Second Vice President             None
Ann T. Kearney              Second Vice President             Controller


(c) Not Applicable.

Item 30. Location of Accounts and Records

     Most of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained on behalf of the Registrant by the custodian and transfer agent, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. Documents constituting the Registrant's corporate records are maintained on behalf of the Registrant by The Guardian Insurance & Annuity Company, Inc. at 201 Park Avenue South, New York, New York 10003.

Item 31. Management Services

     Pursuant to an administrative and secretarial agreement between GBG and Baillie Gifford & Co., the latter will furnish office space, clerical staff, services and facilities required by GBG in connection with its obligations under the Investment Management Agreement between GBG and the Registrant for an annual fee of 10,000 (British Pounds) (approximately $20,000).

Item 32. Undertakings

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

     Registrant hereby undertakes to furnish, upon request and without charge, a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the Registrant's prospectus is delivered.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, GIAC Funds, Inc. (formerly GBG Funds, Inc. and formerly Baillie Gifford International Fund, Inc.) certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 13th day of November, 1997.



                                   GBG FUNDS, INC.


                                   By       s/THOMAS R. HICKEY, JR.
                                      --------------------------------
                                              Thomas R. Hickey, Jr.
                                                Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates reflected below.




s/JOHN M. SMITH*                  President                    November 13, 1997
-------------------------         (Principal Executive
  John M. Smith                   Officer)


s/FRANK L. PEPE*                  Treasurer
-------------------------         (Principal Financial
  Frank L. Pepe                    and Accounting Officer)


-------------------------         Chairman of the Board of
  Joseph D. Sargent               Directors


s/JOHN C. ANGLE*                  Director
-------------------------
  John C. Angle


s/FRANK J. FABOZZI*               Director
-------------------------
  Frank J. Fabozzi


s/ARTHUR V. FERRARA*              Director
-------------------------
  Arthur V. Ferrara


s/LEO R. FUTIA*                   Director
-------------------------
  Leo R. Futia


s/WILLIAM W. HEWITT, JR.*         Director
-------------------------
  William W. Hewitt, Jr.


s/SIDNEY I. LIRTZMAN*             Director
-------------------------
  Sidney I. Lirtzman


-------------------------         Director
  Carl W. Schafer


s/ROBERT G. SMITH*                Director
-------------------------
  Robert G. Smith


*By s/THOMAS R. HICKEY, JR.       Vice President               November 13, 1997
   -------------------------
      Thomas R. Hickey, Jr.
 Pursuant to a Power of Attorney

                                GIAC FUNDS, INC.

                                  Exhibit Index


        Number               Description
        ------               -----------


        10(b)         Consent of Counsel

        11(a)         Consent of Ernst & Young LLP

        27            Financial Data Schedules for The Guardian Small Cap
                      Stock Fund